UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 29, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Municipal Income Funds

Semiannual Report

February 29, 2020

Georgia    •    Maryland    •     Missouri    •    North Carolina    •    Oregon

South Carolina    •    Virginia

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds’ adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 29, 2020

Eaton Vance

Municipal Income Funds

Table of Contents

Performance and Fund Profile

Georgia Municipal Income Fund	2
Maryland Municipal Income Fund	3
Missouri Municipal Income Fund	4
North Carolina Municipal Income Fund	5
Oregon Municipal Income Fund	6
South Carolina Municipal Income Fund	7
Virginia Municipal Income Fund	8

Endnotes and Additional Disclosures	9

Fund Expenses	10

Financial Statements	14

Officers and Trustees	75

Important Notices	76

Eaton Vance

Georgia Municipal Income Fund

February 29, 2020

Performance1,2

Portfolio Managers Adam A. Weigold, CFA and Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	12/23/1991	2.34%	7.54%	3.42%	3.67%
Class A with 4.75% Maximum Sales Charge	—	—	–2.55	2.45	2.42	3.16
Class C at NAV	04/25/2006	12/23/1991	1.89	6.63	2.64	2.89
Class C with 1% Maximum Sales Charge	—	—	0.89	5.63	2.64	2.89
Class I at NAV	03/03/2008	12/23/1991	2.32	7.62	3.62	3.86
Bloomberg Barclays Municipal Bond Index	—	—	3.04%	9.46%	4.01%	4.50%
Bloomberg Barclays Georgia Municipal Bond Index	—	—	2.92	8.89	3.66	4.15

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.70%	1.45%	0.49%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.20%	1.49%	2.39%
Taxable-Equivalent Distribution Rate				4.12	2.79	4.47
SEC 30-day Yield				0.78	0.08	1.01
Taxable-Equivalent SEC 30-day Yield				1.45	0.16	1.89

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Maryland Municipal Income Fund

February 29, 2020

Performance1,2

Portfolio Managers Craig R. Brandon, CFA and Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/10/1993	02/03/1992	2.58%	8.32%	3.20%	3.74%
Class A with 4.75% Maximum Sales Charge	—	—	–2.27	3.22	2.21	3.23
Class C at NAV	05/02/2006	02/03/1992	2.29	7.56	2.45	2.97
Class C with 1% Maximum Sales Charge	—	—	1.29	6.56	2.45	2.97
Class I at NAV	03/03/2008	02/03/1992	2.68	8.52	3.40	3.94
Bloomberg Barclays Municipal Bond Index	—	—	3.04%	9.46%	4.01%	4.50%
Bloomberg Barclays Maryland Municipal Bond Index	—	—	2.62	8.13	3.46	3.69

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.73%	1.49%	0.52%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.19%	1.49%	2.38%
Taxable-Equivalent Distribution Rate				4.10	2.79	4.45
SEC 30-day Yield				0.96	0.27	1.20
Taxable-Equivalent SEC 30-day Yield				1.80	0.51	2.25

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Missouri Municipal Income Fund

February 29, 2020

Performance1,2

Portfolio Managers Cynthia J. Clemson and Christopher J. Eustance, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	05/01/1992	2.57%	8.36%	3.66%	4.09%
Class A with 4.75% Maximum Sales Charge	—	—	–2.28	3.25	2.66	3.59
Class C at NAV	02/16/2006	05/01/1992	2.18	7.44	2.88	3.32
Class C with 1% Maximum Sales Charge	—	—	1.18	6.44	2.88	3.32
Class I at NAV	08/03/2010	05/01/1992	2.67	8.56	3.86	4.30
Bloomberg Barclays Municipal Bond Index	—	—	3.04%	9.46%	4.01%	4.50%
Bloomberg Barclays Missouri Municipal Bond Index	—	—	2.99	9.39	4.04	4.46

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.71%	1.46%	0.50%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.76%	2.05%	2.93%
Taxable-Equivalent Distribution Rate				5.13	3.81	5.45
SEC 30-day Yield				0.83	0.13	1.06
Taxable-Equivalent SEC 30-day Yield				1.53	0.25	1.97

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

North Carolina Municipal Income Fund

February 29, 2020

Performance1,2

Portfolio Managers Adam A. Weigold, CFA and Christopher J. Eustance, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/07/1993	10/23/1991	2.66%	8.18%	3.20%	4.01%
Class A with 4.75% Maximum Sales Charge	—	—	–2.23	3.04	2.21	3.51
Class C at NAV	05/02/2006	10/23/1991	2.28	7.30	2.42	3.23
Class C with 1% Maximum Sales Charge	—	—	1.28	6.30	2.42	3.23
Class I at NAV	03/03/2008	10/23/1991	2.76	8.26	3.38	4.21
Bloomberg Barclays Municipal Bond Index	—	—	3.04%	9.46%	4.01%	4.50%
Bloomberg Barclays North Carolina Municipal Bond Index	—	—	2.66	8.07	3.42	3.86

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.74%	1.49%	0.53%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.46%	1.75%	2.63%
Taxable-Equivalent Distribution Rate				4.56	3.24	4.87
SEC 30-day Yield				0.84	0.15	1.08
Taxable-Equivalent SEC 30-day Yield				1.56	0.28	2.00

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Oregon Municipal Income Fund

February 29, 2020

Performance1,2

Portfolio Managers Adam A. Weigold, CFA and Christopher J. Eustance, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/28/1993	12/24/1991	2.47%	8.02%	3.69%	4.20%
Class A with 4.75% Maximum Sales Charge	—	—	–2.39	2.93	2.68	3.69
Class C at NAV	03/02/2006	12/24/1991	2.20	7.31	2.91	3.43
Class C with 1% Maximum Sales Charge	—	—	1.20	6.31	2.91	3.43
Class I at NAV	08/03/2010	12/24/1991	2.57	8.24	3.89	4.39
Bloomberg Barclays Municipal Bond Index	—	—	3.04%	9.46%	4.01%	4.50%
Bloomberg Barclays Oregon Municipal Bond Index	—	—	2.93	9.18	3.94	4.50

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.77%	1.52%	0.56%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.65%	1.94%	2.82%
Taxable-Equivalent Distribution Rate				5.38	3.94	5.72
SEC 30-day Yield				1.06	0.38	1.31
Taxable-Equivalent SEC 30-day Yield				2.15	0.77	2.66

Fund Profile

Credit Quality (% of total investments)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

South Carolina Municipal Income Fund

February 29, 2020

Performance1,2

Portfolio Managers Adam A. Weigold, CFA and Christopher J. Eustance, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	02/14/1994	10/02/1992	2.21%	6.47%	3.28%	4.14%
Class A with 4.75% Maximum Sales Charge	—	—	–2.66	1.36	2.28	3.64
Class C at NAV	01/12/2006	10/02/1992	1.78	5.67	2.48	3.37
Class C with 1% Maximum Sales Charge	—	—	0.78	4.67	2.48	3.37
Class I at NAV	03/03/2008	10/02/1992	2.20	6.56	3.46	4.34
Bloomberg Barclays Municipal Bond Index	—	—	3.04%	9.46%	4.01%	4.50%
Bloomberg Barclays South Carolina Municipal Bond Index	—	—	2.99	9.99	4.19	4.55

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.75%	1.50%	0.55%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.37%	1.65%	2.55%
Taxable-Equivalent Distribution Rate				4.54	3.16	4.89
SEC 30-day Yield				0.78	0.08	1.02
Taxable-Equivalent SEC 30-day Yield				1.50	0.16	1.95

% Total Leverage[5]
Residual Interest Bond (RIB) Financing						2.10%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

7

Eaton Vance

Virginia Municipal Income Fund

February 29, 2020

Performance1,2

Portfolio Managers Adam A. Weigold, CFA and Trevor G. Smith

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	12/17/1993	07/26/1991	2.46%	7.66%	3.47%	3.21%
Class A with 4.75% Maximum Sales Charge	—	—	–2.40	2.51	2.48	2.71
Class C at NAV	02/08/2006	07/26/1991	2.08	6.98	2.72	2.45
Class C with 1% Maximum Sales Charge	—	—	1.08	5.98	2.72	2.45
Class I at NAV	03/03/2008	07/26/1991	2.56	7.87	3.68	3.42
Bloomberg Barclays Municipal Bond Index	—	—	3.04%	9.46%	4.01%	4.50%
Bloomberg Barclays Virginia Municipal Bond Index	—	—	2.55	8.12	3.59	3.88

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.82%	1.57%	0.61%

% Distribution Rates/Yields[4]				Class A	Class C	Class I
Distribution Rate				2.69%	1.98%	2.88%
Taxable-Equivalent Distribution Rate				5.03	3.70	5.39
SEC 30-day Yield				0.89	0.20	1.13
Taxable-Equivalent SEC 30-day Yield				1.67	0.37	2.11

% Total Leverage[5]
RIB Financing						4.43%

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Municipal Income Funds

February 29, 2020

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg Barclays Georgia Municipal Bond Index is an unmanaged index of Georgia municipal bonds. Bloomberg Barclays Maryland Municipal Bond Index is an unmanaged index of Maryland municipal bonds. Bloomberg Barclays Missouri Municipal Bond Index is an unmanaged index of Missouri municipal bonds. Bloomberg Barclays North Carolina Municipal Bond Index is an unmanaged index of North Carolina municipal bonds. Bloomberg Barclays Oregon Municipal Bond Index is an unmanaged index of Oregon municipal bonds. Bloomberg Barclays South Carolina Municipal Bond Index is an unmanaged index of South Carolina municipal bonds. Bloomberg Barclays Virginia Municipal Bond Index is an unmanaged index of Virginia municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I for the Eaton Vance Missouri Municipal Income Fund and Eaton Vance Oregon Municipal Income Fund is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099- DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[5]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.

[6]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profiles subject to change due to active management.

Important Notice to Shareholders

Effective December 31, 2019, Trevor G. Smith joined the portfolio management team of the Georgia Municipal Income Fund, the Maryland Municipal Income Fund and the Virginia Municipal Income Fund and Christopher J. Eustance joined the portfolio management team of the Missouri Municipal Income Fund, the North Carolina Municipal Income Fund, the Oregon Municipal Income Fund and the South Carolina Municipal Income Fund.

9

Eaton Vance

Municipal Income Funds

February 29, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 – February 29, 2020).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Georgia Municipal Income Fund

	Beginning Account Value (9/1/19)	Ending Account Value (2/29/20)	Expenses Paid During Period* (9/1/19 – 2/29/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,023.40	$3.47	0.69%
Class C	$1,000.00	$1,018.90	$7.23	1.44%
Class I	$1,000.00	$1,023.20	$2.46	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.47	0.69%
Class C	$1,000.00	$1,017.70	$7.22	1.44%
Class I	$1,000.00	$1,022.40	$2.46	0.49%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2019.

10

Eaton Vance

Municipal Income Funds

February 29, 2020

Fund Expenses — continued

Eaton Vance Maryland Municipal Income Fund

	Beginning Account Value (9/1/19)	Ending Account Value (2/29/20)	Expenses Paid During Period* (9/1/19 – 2/29/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,025.80	$3.53	0.70%
Class C	$1,000.00	$1,022.90	$7.29	1.45%
Class I	$1,000.00	$1,026.80	$2.52	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.52	0.70%
Class C	$1,000.00	$1,017.70	$7.27	1.45%
Class I	$1,000.00	$1,022.40	$2.51	0.50%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2019.

Eaton Vance Missouri Municipal Income Fund

	Beginning Account Value (9/1/19)	Ending Account Value (2/29/20)	Expenses Paid During Period* (9/1/19 – 2/29/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,025.70	$3.48	0.69%
Class C	$1,000.00	$1,021.80	$7.24	1.44%
Class I	$1,000.00	$1,026.70	$2.52	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.47	0.69%
Class C	$1,000.00	$1,017.70	$7.22	1.44%
Class I	$1,000.00	$1,022.40	$2.51	0.50%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2019.

11

Eaton Vance

Municipal Income Funds

February 29, 2020

Fund Expenses — continued

Eaton Vance North Carolina Municipal Income Fund

	Beginning Account Value (9/1/19)	Ending Account Value (2/29/20)	Expenses Paid During Period* (9/1/19 – 2/29/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,026.60	$3.43	0.68%
Class C	$1,000.00	$1,022.80	$7.19	1.43%
Class I	$1,000.00	$1,027.60	$2.42	0.48%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.42	0.68%
Class C	$1,000.00	$1,017.80	$7.17	1.43%
Class I	$1,000.00	$1,022.50	$2.41	0.48%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2019.

Eaton Vance Oregon Municipal Income Fund

	Beginning Account Value (9/1/19)	Ending Account Value (2/29/20)	Expenses Paid During Period* (9/1/19 – 2/29/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,024.70	$3.37	0.67%
Class C	$1,000.00	$1,022.00	$7.14	1.42%
Class I	$1,000.00	$1,025.70	$2.37	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.37	0.67%
Class C	$1,000.00	$1,017.80	$7.12	1.42%
Class I	$1,000.00	$1,022.50	$2.36	0.47%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2019.

12

Eaton Vance

Municipal Income Funds

February 29, 2020

Fund Expenses — continued

Eaton Vance South Carolina Municipal Income Fund

	Beginning Account Value (9/1/19)	Ending Account Value (2/29/20)	Expenses Paid During Period* (9/1/19 – 2/29/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,022.10	$3.52	0.70%
Class C	$1,000.00	$1,017.80	$7.27	1.45%
Class I	$1,000.00	$1,022.00	$2.51	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.52	0.70%
Class C	$1,000.00	$1,017.70	$7.27	1.45%
Class I	$1,000.00	$1,022.40	$2.51	0.50%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2019.

Eaton Vance Virginia Municipal Income Fund

	Beginning Account Value (9/1/19)	Ending Account Value (2/29/20)	Expenses Paid During Period* (9/1/19 – 2/29/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,024.60	$3.93	0.78%
Class C	$1,000.00	$1,020.80	$7.69	1.53%
Class I	$1,000.00	$1,025.60	$2.92	0.58%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$3.92	0.78%
Class C	$1,000.00	$1,017.30	$7.67	1.53%
Class I	$1,000.00	$1,022.00	$2.92	0.58%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2019.

13

Eaton Vance

Georgia Municipal Income Fund

February 29, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.3%
Security	Principal Amount (000’s omitted)	Value

Education — 10.4%

Fulton County Development Authority, (Georgia Tech Athletic Association), 5.00%, 10/1/35	$500	$652,830

Fulton County Development Authority, (Georgia Tech Facilities, Inc.), 5.00%, 6/15/36	425	556,699

Fulton County Development Authority, (Georgia Tech Facilities, Inc.), 5.00%, 6/15/37	520	678,761

Georgia Private Colleges and Universities Authority, (Emory University), 1.12%, 9/1/35(1)	1,750	1,750,000

Georgia Private Colleges and Universities Authority, (Emory University), 1.57%, (SIFMA + 0.42%), 8/16/22 (Put Date), 10/1/39(2)	2,000	2,005,280

Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 10/1/31	245	305,618

Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/37	1,000	1,321,130

Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 10/1/38	1,000	1,231,750

Unified Government of Athens-Clarke County Development Authority, (UGAREF Central Precinct, LLC), 5.00%, 6/15/31	1,200	1,473,984

		$9,976,052

Electric Utilities — 2.0%

Burke County Development Authority, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$1,000	$1,061,020

Georgia Municipal Gas Authority, (Gas Portfolio III), 5.00%, 10/1/27	750	826,568

		$1,887,588

Escrowed / Prerefunded — 6.0%

Columbus, Water and Sewerage Revenue, Prerefunded to 5/1/24, 5.00%, 5/1/33	$500	$585,995

DeKalb County Hospital Authority, (DeKalb Medical Center), Prerefunded to 9/1/20, 6.125%, 9/1/40	1,000	1,026,380

Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	740	934,953

Fulton County Development Authority, (Georgia Tech Foundation Campus Recreation Center Project), Prerefunded to 11/1/21, 5.00%, 11/1/30	750	802,388

Fulton County Development Authority, (Georgia Tech Foundation Technology Square Project), Prerefunded to 5/1/22, 5.00%, 11/1/30	750	818,707

Jefferson City School District, Prerefunded to 2/1/21, 5.25%, 2/1/33	1,500	1,561,020

		$5,729,443

Security	Principal Amount (000’s omitted)	Value

General Obligations — 21.9%

Bryan County School District, 4.00%, 8/1/33	$500	$586,305

Bryan County School District, 4.00%, 8/1/34	435	509,324

Cherokee County School System, 5.00%, 2/1/29	1,000	1,196,400

Cherokee County School System, 5.00%, 2/1/33	500	676,990

Columbia County, 5.00%, 1/1/28	1,000	1,273,520

DeKalb County, (Special Transportation, Parks and Greenspace and Libraries Tax District), 5.00%, 12/1/27	1,000	1,266,880

Downtown Savannah Authority, 4.00%, 8/1/25	2,495	2,908,796

Forsyth County Public Facilities Authority, (Forsyth County School District), 4.00%, 2/1/31	290	337,586

Forsyth County School District, 5.00%, 2/1/32	1,000	1,297,390

Forsyth County School District, 5.00%, 2/1/37	500	642,435

Fulton County, 5.00%, 7/1/31	1,000	1,275,000

Georgia, 2.00%, 8/1/27	315	315,220

Georgia, 4.00%, 7/1/35	1,000	1,204,980

Georgia, 5.00%, 2/1/28	1,500	1,805,175

Gilmer County School District, 5.00%, 12/1/25	400	493,880

Harris County School District, 4.00%, 3/1/33	275	340,213

Heard County Public Facilities Authority, (Heard County School District), 4.00%, 3/1/30(3)	575	697,780

Jackson County School District, 5.00%, 3/1/30	1,000	1,335,120

Jackson County School District, 5.00%, 3/1/32	1,000	1,325,930

Valdosta School System, 5.00%, 2/1/28	1,000	1,237,430

Worth County School District, 5.00%, 12/1/37	235	295,259

		$21,021,613

Hospital — 17.0%

Augusta Development Authority, (AU Health System, Inc.), 5.00%, 7/1/29	$560	$701,635

Brookhaven Development Authority, (Children’s Healthcare of Atlanta), 5.00%, 7/1/39	500	647,585

Carroll City-County Hospital Authority, (Tanner Medical Center, Inc.), 5.00%, 7/1/29	500	617,245

Cedartown Polk County Hospital Authority, (Polk Medical Center), 5.00%, 7/1/39	850	998,988

Cobb County Kennestone Hospital Authority, (WellStar Health System, Inc.), 5.00%, 4/1/36	500	612,270

Dalton-Whitfield County Joint Development Authority, (Hamilton Health Care System), 4.00%, 8/15/34	400	464,844

DeKalb Private Hospital Authority, (Children’s Healthcare of Atlanta), 4.00%, 7/1/39	1,865	2,227,593

Fulton County Development Authority, (Piedmont Healthcare, Inc.), 5.00%, 7/1/32	1,500	1,840,950

Fulton County Development Authority, (WellStar Health System, Inc.), 5.00%, 4/1/37	1,250	1,527,762

14	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/37	$1,000	$1,210,780

Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 4.00%, 8/1/37	250	295,603

Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 4.00%, 8/1/38	500	590,665

Glynn-Brunswick Memorial Hospital Authority, (Southeast Georgia Health System), 5.00%, 8/1/28	650	775,944

Paulding County Hospital Authority, (WellStar Health System, Inc.), (LOC: Bank of America, N.A.), 1.17%, 4/1/43(1)	1,100	1,100,000

Richmond County Hospital Authority, (University Health Services, Inc.), 5.00%, 1/1/31	1,260	1,540,728

Savannah Hospital Authority, (St. Joseph’s/Candler Health System, Inc.), 4.00%, 7/1/43	500	575,230

Savannah Hospital Authority, (St. Joseph’s/Candler Health System, Inc.), 5.50%, 7/1/30	500	569,025

		$16,296,847

Industrial Development Revenue — 3.7%

Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter & Gamble), (AMT), 5.20%, 5/15/28	$2,000	$2,550,620

Monroe County Development Authority, (Georgia Power Co.), 2.25%, 7/1/25	1,000	1,030,710

		$3,581,330

Insured – Education — 1.2%

Savannah Economic Development Authority, (SSU Community Development I, LLC), (AGM), 5.25%, 6/15/27	$1,125	$1,138,601

		$1,138,601

Insured – Electric Utilities — 4.5%

Griffin, Combined Public Utility Revenue, (AGM), 5.00%, 1/1/28	$1,000	$1,111,240

Newnan, Water, Sewerage and Light Commission, (AMBAC), 5.25%, 1/1/24	1,040	1,201,658

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	980	1,076,981

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	550	598,779

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	300	326,136

		$4,314,794

Insured – Escrowed / Prerefunded — 1.8%

Cobb County Kennestone Hospital Authority, (WellStar Health System, Inc.), (AMBAC), Prerefunded to 4/1/20, 5.50%, 4/1/37	$1,750	$1,756,353

		$1,756,353

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 1.5%

Coweta County, Water and Sewerage Authority, (AGM), 5.00%, 6/1/26	$1,135	$1,420,521

		$1,420,521

Insured – Lease Revenue / Certificates of Participation — 2.6%

East Point Building Authority, (Water and Sewer Project), (AGM), 5.00%, 2/1/35	$695	$857,046

Georgia Local Government 1998A Grantor Trust, Certificates of Participation, (NPFG), 4.75%, 6/1/28	1,428	1,691,095

		$2,548,141

Insured – Special Tax Revenue — 0.7%

Metropolitan Atlanta Rapid Transit Authority, (AMBAC), Escrowed to Maturity, 6.25%, 7/1/20	$85	$86,420

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/28	545	616,085

		$702,505

Insured – Water and Sewer — 3.9%

Brunswick-Glynn County Joint Water and Sewer Commission, (AGM), Prerefunded to 6/1/20, 5.00%, 6/1/33	$500	$505,100

DeKalb County, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	1,590	2,022,607

Etowah Water and Sewer Authority, (BAM), 4.00%, 3/1/35	500	588,475

Henry County Water and Sewerage Authority, (NPFG), 5.25%, 2/1/25	500	606,875

		$3,723,057

Lease Revenue / Certificates of Participation — 2.0%

Atlanta & Fulton County Recreation Authority, (Zoo Atlanta Parking Facility), 5.00%, 12/1/36	$1,000	$1,277,000

Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/37	500	631,580

		$1,908,580

Other Revenue — 1.3%

Sandy Springs Public Facilities Authority, (City Center Project), 5.00%, 5/1/35	$1,000	$1,231,020

		$1,231,020

Senior Living / Life Care — 1.0%

Gainesville and Hall County Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/33	$500	$601,140

15	See Notes to Financial Statements.

Eaton Vance

Georgia Municipal Income Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)

Savannah Economic Development Authority, (Marshes of Skidaway Island), 6.00%, 1/1/24	$345	$369,971

		$971,111

Special Tax Revenue — 5.1%

Atlanta Development Authority, (New Downtown Atlanta Stadium), 5.00%, 7/1/29	$750	$904,942

Gainesville and Hall County Hospital Authority, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/33	415	416,233

Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, 5.00%, 7/1/42	1,000	1,196,760

Metropolitan Atlanta Rapid Transit Authority, Sales Tax Revenue, 5.00%, 7/1/43	1,000	1,220,900

Unified Government of Athens-Clarke County Development Authority, (Economic Development Projects), 5.00%, 6/1/32	1,080	1,173,139

		$4,911,974

Transportation — 3.0%

Atlanta, Airport Revenue, 5.00%, 1/1/31	$1,000	$1,144,480

Atlanta, Airport Revenue, (AMT), 4.00%, 7/1/39	600	713,244

Georgia State Road and Tollway Authority, 5.00%, 6/1/29	835	1,063,681

		$2,921,405

Water and Sewer — 7.7%

Atlanta, Water and Wastewater Revenue, 5.00%, 11/1/29	$1,000	$1,291,830

Atlanta, Water and Wastewater Revenue, 5.25%, 11/1/30	1,000	1,153,500

Cobb County-Marietta Water Authority, 5.00%, 11/1/28	375	462,653

Columbus, Water and Sewerage Revenue, 5.00%, 5/1/36	250	305,910

Forsyth County Water and Sewerage Authority, 5.00%, 4/1/27	1,100	1,284,866

Fulton County, Water and Sewer Revenue, 5.00%, 1/1/33	1,500	1,661,535

Unified Government of Athens-Clarke County, Water and Sewerage Revenue, 5.00%, 1/1/29	1,000	1,200,140

		$7,360,434

Total Tax-Exempt Investments — 97.3% (identified cost $86,021,444)		$93,401,369

Other Assets, Less Liabilities — 2.7%		$2,586,405

Net Assets — 100.0%		$95,987,774

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Georgia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 29, 2020, 16.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 7.6% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at February 29, 2020.

(2)	Floating rate security. The stated interest rate represents the rate in effect at February 29, 2020.

(3)	When-issued security.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

SIFMA	–	Securities Industry and Financial Markets Association Municipal Swap Index

16	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

February 29, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 97.6%
Security	Principal Amount (000’s omitted)	Value

Education — 10.0%

Maryland Health and Higher Educational Facilities Authority, (Goucher College), 5.00%, 7/1/34	$1,000	$1,084,570

Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/37	900	981,549

Maryland Health and Higher Educational Facilities Authority, (Loyola University Maryland), 5.00%, 10/1/49	1,000	1,276,930

Maryland Industrial Development Financing Authority, (Garrison Forest School, Inc.), 4.00%, 11/1/42	1,000	1,140,860

Maryland Industrial Development Financing Authority, (McDonogh School), 4.00%, 9/1/43	1,100	1,299,023

University System of Maryland, 4.00%, 4/1/34	1,000	1,167,040

		$6,949,972

Electric Utilities — 0.7%

Maryland Economic Development Corp., (Constellation Energy Group, Inc.), 2.55% to 6/1/20 (Put Date), 12/1/25	$500	$501,970

		$501,970

Escrowed / Prerefunded — 7.6%

Baltimore, Prerefunded to 10/15/22, 5.00%, 10/15/27	$150	$166,569

Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	470	490,281

Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), Prerefunded to 5/15/20, 5.00%, 5/15/40	2,000	2,016,840

Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), Prerefunded to 7/1/22, 5.00%, 7/1/33	1,000	1,098,370

University of Maryland, Auxiliary Facility and Tuition Revenue, Prerefunded to 4/1/21, 5.00%, 4/1/28	1,425	1,490,350

		$5,262,410

General Obligations — 25.1%

Anne Arundel County, 5.00%, 10/1/36	$1,000	$1,282,560

Anne Arundel County, 5.00%, 10/1/44	1,000	1,312,320

Baltimore, 4.00%, 10/15/25	1,350	1,463,143

Baltimore County, 4.00%, 3/1/40	1,000	1,204,620

Baltimore County, 5.00%, 11/1/31	1,000	1,359,410

Caroline County, 3.00%, 1/15/37	1,335	1,455,270

Frederick County, 5.00%, 8/1/24	1,000	1,183,940

Frederick County, 5.00%, 8/1/31	675	961,241

Maryland, Prerefunded to 8/1/22, 5.00%, 8/1/24	1,000	1,101,860

Montgomery County, 5.00%, 11/1/29	1,000	1,190,320

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Montgomery County, (SPA: U.S. Bank, N.A.), 1.17%, 11/1/37(1)	$3,670	$3,670,000

Worcester County, 4.00%, 8/1/33	1,000	1,233,940

		$17,418,624

Hospital — 8.4%

Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health System), 5.00%, 7/1/32	$1,000	$1,235,580

Maryland Health and Higher Educational Facilities Authority, (Mercy Medical Center), 5.00%, 7/1/31	1,000	1,081,300

Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/45	1,000	1,143,690

Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/29	1,000	1,192,840

Montgomery County, (Trinity Health Corp.), 5.00%, 12/1/45	1,000	1,203,890

		$5,857,300

Housing — 7.0%

Howard County Housing Commission, (Woodfield Oxford Square Apartments), 5.00%, 12/1/37	$1,000	$1,216,460

Maryland Community Development Administration, 2.30%, 9/1/35	1,000	1,025,390

Maryland Community Development Administration, 4.10%, 9/1/38	500	567,950

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/50	315	355,418

Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 5.00%, 7/1/55	550	671,049

Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/37	1,000	1,046,610

		$4,882,877

Industrial Development Revenue — 0.9%

Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(2)	$580	$602,377

		$602,377

Insured – Education — 0.4%

Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$270	$274,352

		$274,352

Insured – Escrowed / Prerefunded — 4.7%

Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$2,765	$3,242,543

		$3,242,543

17	See Notes to Financial Statements.

Eaton Vance

Maryland Municipal Income Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 6.2%

Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	$3,035	$4,276,072

		$4,276,072

Insured – Housing — 0.1%

Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 5.00%, 6/1/35	$75	$90,976

		$90,976

Insured – Water and Sewer — 0.7%

Baltimore, (Wastewater Projects), (NPFG), 5.00%, 7/1/22	$365	$385,816

Baltimore, (Wastewater Projects), (NPFG), 5.65%, 7/1/20	100	101,566

		$487,382

Other Revenue — 3.1%

Maryland Transportation Authority, Baltimore-Washington International Airport, Parking Revenues, (AMT), 5.00%, 3/1/23	$2,000	$2,157,660

		$2,157,660

Senior Living / Life Care — 8.7%

Baltimore County, (Oak Crest Village, Inc.), 4.00%, 1/1/45	$1,000	$1,144,560

Baltimore County, (Riderwood Village, Inc.), 4.00%, 1/1/39	1,000	1,152,630

Howard County, (Vantage House), 5.00%, 4/1/26	1,285	1,404,775

Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	500	583,645

Rockville, (Ingleside at King Farm), 5.00%, 11/1/37	1,000	1,123,710

Washington County, (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	500	620,940

		$6,030,260

Special Tax Revenue — 1.5%

Baltimore, (Harbor Point), 3.625%, 6/1/46(2)	$1,000	$1,046,390

		$1,046,390

Transportation — 10.7%

Maryland Economic Development Corp., Parking Facilities Revenue, 5.00%, 6/1/58	$1,000	$1,152,620

Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/51	1,000	1,155,590

Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/49	350	435,029

Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/32	500	629,945

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

Maryland Transportation Authority, 4.00%, 7/1/27	$1,000	$1,073,220

Maryland Transportation Authority, (AMT), 4.00%, 6/1/35	1,000	1,190,070

Prince George’s County Revenue Authority, (Regional Medical Center Garage), 2.553%, 8/1/26	275	284,853

Prince George’s County Revenue Authority, (Regional Medical Center Garage), 2.593%, 8/1/27	260	269,675

Washington Metropolitan Area Transit Authority, 5.00%, 7/1/31	1,000	1,278,240

		$7,469,242

Water and Sewer — 1.8%

Washington Suburban Sanitary District, 5.00%, 6/15/30	$1,000	$1,282,150

		$1,282,150

Total Tax-Exempt Investments — 97.6% (identified cost $62,839,741)		$67,832,557

Other Assets, Less Liabilities — 2.4%		$1,648,335

Net Assets — 100.0%		$69,480,892

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Maryland municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 29, 2020, 12.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 11.1% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 29, 2020.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2020, the aggregate value of these securities is $1,648,767 or 2.4% of the Fund’s net assets.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

SPA	–	Standby Bond Purchase Agreement

18	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 29, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 97.1%
Security	Principal Amount (000’s omitted)	Value

Education — 6.0%

Missouri Health and Educational Facilities Authority, (Saint Louis University), 5.00%, 10/1/36	$1,000	$1,288,850

Missouri Health and Educational Facilities Authority, (University of Central Missouri), 5.00%, 10/1/34	1,000	1,137,010

Missouri Health and Educational Facilities Authority, (Washington University), (SPA: JPMorgan Chase Bank, N.A.), 1.19%, 3/1/40(1)	1,000	1,000,000

University of Missouri, 5.00%, 11/1/25	1,000	1,192,320

		$4,618,180

Electric Utilities — 3.1%

Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/34	$1,000	$1,145,510

Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/31	1,000	1,195,640

		$2,341,150

Escrowed / Prerefunded — 2.7%

Metropolitan St. Louis Sewer District, Prerefunded to 5/1/22, 5.00%, 5/1/30	$1,000	$1,091,380

Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue, (Revolving Funds Program), Prerefunded to 1/1/21, 5.00%, 7/1/30	970	1,003,785

		$2,095,165

General Obligations — 28.2%

Cape Girardeau County Reorganized School District R-II, 5.00%, 3/1/38	$750	$957,187

Center School District No. 58, 4.00%, 3/1/38	1,000	1,151,500

Columbia School District, 5.00%, 3/1/31	1,000	1,042,130

Fenton Fire Protection District, 4.00%, 3/1/37	400	463,424

Fenton Fire Protection District, 4.00%, 3/1/38	500	577,535

Fort Zumwalt School District, 5.00%, 3/1/36	1,000	1,247,690

Francis Howell R-III School District, Saint Charles County, 4.00%, 3/1/30	1,500	1,833,300

Greene County Reorganized School District No. 2, 5.00%, 3/1/38	875	1,090,521

Hazelwood School District, 5.00%, 3/1/27	1,000	1,273,540

Independence School District, 5.50%, 3/1/34	1,000	1,295,340

Jefferson City School District, 5.00%, 3/1/36	1,000	1,215,560

Jefferson City School District, 5.00%, 3/1/38	500	619,385

Joplin Schools, 5.00%, 3/1/30	1,000	1,277,320

Kansas City, 3.125%, 2/1/39	1,000	1,077,310

Kansas City, 5.00%, 2/1/32	450	581,063

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Lake Ozark Osage School, (School Building), 5.00%, 3/1/34	$1,000	$1,150,260

Raytown C-2 School District, 5.00%, 3/1/39	1,000	1,287,320

Springfield School District No. R-12, 5.00%, 3/1/33	1,000	1,119,920

University City School District, 0.00%, 2/15/32	1,000	811,990

University City School District, 0.00%, 2/15/33	1,000	789,620

Wentzville R-IV School District, 0.00%, 3/1/27	805	697,267

		$21,559,182

Hospital — 14.4%

Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/37	$1,000	$1,078,120

Cape Girardeau County Industrial Development Authority, (St. Francis Medical Center), 5.00%, 6/1/39	1,000	1,191,380

Missouri Health and Educational Facilities Authority, (BJC Health System), 4.15%, 1/1/32	1,000	1,095,960

Missouri Health and Educational Facilities Authority, (BJC Health System), 5.00%, 1/1/30	1,000	1,143,370

Missouri Health and Educational Facilities Authority, (Children’s Mercy Hospital), 4.00%, 5/15/42	1,000	1,100,850

Missouri Health and Educational Facilities Authority, (CoxHealth), 4.00%, 11/15/39	1,250	1,465,438

Missouri Health and Educational Facilities Authority, (Heartland Regional Medical Center), 5.00%, 2/15/37	1,000	1,063,250

Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 11/15/47	1,000	1,238,100

Missouri Health and Educational Facilities Authority, (Saint Luke’s Health System), 4.00%, 11/15/33	1,480	1,663,416

		$11,039,884

Housing — 5.4%

Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA), 2.35%, 11/1/35	$940	$973,361

Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA), 3.00%, 11/1/39	995	1,062,023

Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA), 3.00%, 11/1/44	1,000	1,050,680

Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA), 3.75%, 11/1/43	925	1,018,286

		$4,104,350

Industrial Development Revenue — 2.6%

Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,540	$2,012,333

		$2,012,333

19	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 0.3%

Missouri Southern State University, (AGM), 4.00%, 10/1/37	$85	$97,958

Missouri Southern State University, (AGM), 4.00%, 10/1/38	70	80,429

Missouri Southern State University, (AGM), 4.00%, 10/1/39	55	63,042

		$241,429

Insured – Electric Utilities — 1.8%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$950	$1,044,012

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	280	304,833

		$1,348,845

Insured – Escrowed / Prerefunded — 4.4%

Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$3,340	$3,324,703

		$3,324,703

Insured – General Obligations — 1.4%

Francis Howell R-III School District, Saint Charles County, (NPFG), 5.25%, 3/1/21	$1,000	$1,044,190

		$1,044,190

Insured – Hospital — 2.9%

Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$2,250	$2,237,378

		$2,237,378

Insured – Lease Revenue / Certificates of Participation — 7.0%

Jackson County, Leasehold Revenue, (Truman Sports Complex), (AMBAC), 0.00%, 12/1/20	$1,000	$989,010

Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	2,170	1,978,216

Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	2,105	1,737,193

St. Louis Municipal Library District, (BAM), 4.00%, 3/15/34(2)	300	365,346

St. Louis Municipal Library District, (BAM), 4.00%, 3/15/35(2)	200	242,864

		$5,312,629

Insured – Special Tax Revenue — 4.1%

Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$3,117,784

		$3,117,784

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 3.3%

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$960	$1,081,450

Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/30	1,000	1,411,820

		$2,493,270

Lease Revenue / Certificates of Participation — 1.6%

Washington, Certificates of Participation, 5.00%, 3/1/28	$940	$1,202,871

		$1,202,871

Other Revenue — 2.0%

Missouri Development Finance Board, (Nelson Gallery Foundation), (SPA: U.S. Bank, N.A.), 1.16%, 12/1/37(1)	$1,500	$1,500,000

		$1,500,000

Senior Living / Life Care — 4.1%

Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	$500	$556,155

Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.00%, 2/1/35	1,000	1,169,310

Saint Louis County Industrial Development Authority, (Friendship Village of St. Louis), 5.00%, 9/1/37	500	582,715

Saint Louis County Industrial Development Authority, (Friendship Village of St. Louis), 5.00%, 9/1/38	250	287,042

Saint Louis County Industrial Development Authority, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/35	500	559,100

		$3,154,322

Water and Sewer — 1.8%

Metropolitan St. Louis Sewer District, 5.00%, 5/1/27	$1,000	$1,088,700

Metropolitan St. Louis Sewer District, 5.00%, 5/1/36	250	316,163

		$1,404,863

Total Tax-Exempt Municipal Securities — 97.1% (identified cost $67,303,279)		$74,152,528

20	See Notes to Financial Statements.

Eaton Vance

Missouri Municipal Income Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Taxable Municipal Securities — 0.0%(3)
Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 0.0%(3)

St. Louis Land Clearance for Redevelopment Authority, (Kiel Opera House Renovation), 5.00%, 10/1/35	$30	$30,938

Total Taxable Municipal Securities — 0.0%(3) (identified cost $29,926)		$30,938

Total Investments — 97.1% (identified cost $67,333,205)		$74,183,466

Other Assets, Less Liabilities — 2.9%		$2,213,368

Net Assets — 100.0%		$76,396,834

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 29, 2020, 25.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 12.6% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 29, 2020.

(2)	When-issued security.

(3)	Amount is less than 0.05%.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

FHLMC	–	Federal Home Loan Mortgage Corp.

FNMA	–	Federal National Mortgage Association

GNMA	–	Government National Mortgage Association

NPFG	–	National Public Finance Guarantee Corp.

SFMR	–	Single Family Mortgage Revenue

SPA	–	Standby Bond Purchase Agreement

21	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 29, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 99.5%
Security	Principal Amount (000’s omitted)	Value

Education — 10.0%

North Carolina Capital Facilities Finance Agency, (Davidson College), 5.00%, 3/1/25	$365	$395,134

North Carolina Capital Facilities Finance Agency, (Duke University), 4.00%, 10/1/39	1,300	1,512,485

North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/44	2,000	2,470,800

North Carolina State University at Raleigh, 5.00%, 10/1/42	1,140	1,284,347

University of North Carolina at Chapel Hill, 1.509%, (67% of 1 mo. USD LIBOR + 0.40%), 11/9/22 (Put Date), 12/1/41(1)	750	750,157

University of North Carolina at Charlotte, 4.00%, 10/1/34	770	899,884

University of North Carolina at Charlotte, 4.00%, 10/1/45	250	294,397

University of North Carolina at Charlotte, Prerefunded to 4/1/22, 5.00%, 4/1/32	1,250	1,358,500

University of North Carolina at Greensboro, 4.00%, 4/1/35	1,000	1,173,930

University of North Carolina at Greensboro, 5.00%, 4/1/26	660	765,442

University of North Carolina at Wilmington, 4.00%, 10/1/36	1,500	1,800,375

Western Carolina University, 5.00%, 10/1/36	1,000	1,272,920

		$13,978,371

Electric Utilities — 0.7%

North Carolina Municipal Power Agency No. 1, (Catawba), Prerefunded to 1/1/22, 5.00%, 1/1/31	$885	$951,800

		$951,800

Escrowed / Prerefunded — 6.0%

Durham Capital Financing Corp., Prerefunded to 6/1/22, 5.00%, 6/1/32	$1,700	$1,859,290

Durham Capital Financing Corp., Prerefunded to 6/1/23, 5.00%, 6/1/38	1,000	1,134,580

North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30	1,000	1,049,390

North Carolina, Capital Improvement Limited Obligation Bonds, Prerefunded to 5/1/20, 5.25%, 5/1/31	1,000	1,007,270

Raleigh, Combined Enterprise System Revenue, Prerefunded to 3/1/23, 5.00%, 3/1/25	1,000	1,125,930

University of North Carolina at Greensboro, Prerefunded to 4/1/22, 5.00%, 4/1/31	1,020	1,109,648

Watauga Public Facilities Corp., Prerefunded to 6/1/22, 5.00%, 6/1/27	1,000	1,093,700

		$8,379,808

General Obligations — 11.1%

Charlotte, 2.105%, 7/1/31(2)	$1,075	$1,129,341

Durham County, 4.00%, 6/1/33	1,785	2,213,936

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Forsyth County, 4.00%, 3/1/28	$735	$888,299

Forsyth County, 5.00%, 3/1/31	1,000	1,338,420

Gaston County, 4.00%, 8/1/34	1,500	1,799,070

Greensboro, Series 2014, 5.00%, 2/1/27	650	755,118

Guilford County, 5.00%, 2/1/21	2,000	2,077,200

Pender County, 5.00%, 3/1/27	1,015	1,258,742

Randolph County, Limited Obligation Bonds, 4.00%, 10/1/38	1,000	1,201,410

Randolph County, Limited Obligation Bonds, 4.00%, 10/1/39	500	599,730

Winston-Salem, 4.00%, 6/1/29	1,925	2,278,584

		$15,539,850

Hospital — 15.2%

New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/30	$250	$302,807

New Hanover County, (New Hanover Regional Medical Center), 5.00%, 10/1/36	1,000	1,197,300

North Carolina Medical Care Commission, (Cape Fear Valley Health System), 5.00%, 10/1/32	2,000	2,163,140

North Carolina Medical Care Commission, (Duke University Health System), Prerefunded to 6/1/22, 5.00%, 6/1/42	1,250	1,367,125

North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29	3,100	3,133,976

North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.00%, 11/1/49	2,000	2,352,460

North Carolina Medical Care Commission, (Novant Health Obligated Group), 4.75%, 11/1/43	1,000	1,020,550

North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 4.00%, 7/1/39	1,000	1,209,010

North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/30	910	920,656

North Carolina Medical Care Commission, (Rex Healthcare, Inc.), 5.00%, 7/1/32	1,000	1,199,420

North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.00%, 6/1/32	1,645	1,770,859

North Carolina Medical Care Commission, (Vidant Health), 5.00%, 6/1/31	2,000	2,372,440

North Carolina Medical Care Commission, (WakeMed), 5.00%, 10/1/31	2,000	2,182,740

		$21,192,483

Industrial Development Revenue — 0.9%

Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$750	$755,565

Columbus County Industrial Facilities & Pollution Control Financing Authority, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	500	513,700

		$1,269,265

22	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 0.0%(3)

University of North Carolina, (AGC), 5.00%, 10/1/33	$35	$35,095

		$35,095

Insured – Electric Utilities — 1.8%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,740	$1,894,321

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	600	652,272

		$2,546,593

Insured – General Obligations — 0.2%

Puerto Rico, (NPFG), 5.50%, 7/1/20	$285	$287,927

		$287,927

Insured – Special Tax Revenue — 0.5%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$550	$619,993

		$619,993

Insured – Transportation — 4.1%

North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	$6,500	$4,609,800

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,040	1,171,570

		$5,781,370

Lease Revenue / Certificates of Participation — 16.7%

Buncombe County, 5.00%, 6/1/29	$750	$875,295

Buncombe County, 5.00%, 6/1/31	1,000	1,161,170

Burke County Limited Obligation Bonds, 5.00%, 4/1/27	250	318,098

Cabarrus County Limited Obligation Bonds, 5.00%, 6/1/28	1,600	2,049,360

Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/29	1,000	1,237,200

Cabarrus County Limited Obligation Bonds, 5.00%, 4/1/30	1,000	1,233,640

Charlotte, 4.00%, 6/1/39	1,000	1,199,670

Charlotte, (Convention Facility), 4.00%, 6/1/39	875	1,049,711

Davidson County Limited Obligation Bonds, 4.00%, 6/1/37	600	735,078

Davidson County Limited Obligation Bonds, 5.00%, 6/1/31	2,010	2,477,204

North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/31	1,000	1,052,350

North Carolina Turnpike Authority, (Monroe Connector System), 5.00%, 7/1/36	1,750	1,838,988

North Carolina, Limited Obligation Bonds, 4.00%, 5/1/33	1,000	1,223,940

North Carolina, Limited Obligation Bonds, 4.00%, 5/1/34	1,000	1,216,550

North Carolina, Limited Obligation Bonds, 5.00%, 5/1/29	1,000	1,276,020

Orange County Public Facilities Co., 4.00%, 10/1/31	400	479,564

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Scotland County, Limited Obligation Bonds, 5.00%, 12/1/29	$500	$639,505

Scotland County, Limited Obligation Bonds, 5.00%, 12/1/31	55	69,827

Scotland County, Limited Obligation Bonds, 5.00%, 12/1/33	250	316,160

Wake County, Limited Obligation Bonds, 5.00%, 9/1/35	1,000	1,330,490

Wayne County, Limited Obligation Bonds, 5.00%, 6/1/28	500	636,015

Winston-Salem, 5.00%, 6/1/27	750	878,363

		$23,294,198

Other Revenue — 1.7%

Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	$1,000	$1,152,950

Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,035	1,233,875

		$2,386,825

Senior Living / Life Care — 3.8%

North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	$2,000	$2,431,740

North Carolina Medical Care Commission, (The Pines at Davidson), 5.00%, 1/1/38	1,000	1,146,010

North Carolina Medical Care Commission, (Twin Lakes Community), 5.00%, 1/1/44	595	706,789

North Carolina Medical Care Commission, (United Church Homes and Services), 5.00%, 9/1/46	1,000	1,083,470

		$5,368,009

Solid Waste — 0.7%

Mecklenburg County, Special Obligation, 5.00%, 1/1/26	$1,000	$1,034,150

		$1,034,150

Transportation — 15.9%

Charlotte Airport, 5.50%, 7/1/34	$535	$543,062

Charlotte Airport, (AMT), 5.00%, 7/1/36	1,500	1,576,065

Charlotte Airport, (AMT), 5.375%, 7/1/28	1,000	1,014,200

Charlotte, (Charlotte Douglas International Airport), (AMT), 4.00%, 7/1/36	630	754,759

Charlotte, (Charlotte Douglas International Airport), (AMT), 4.00%, 7/1/37	1,000	1,194,600

Charlotte, (Charlotte Douglas International Airport), (AMT), 5.00%, 7/1/42	550	672,903

North Carolina Turnpike Authority, (Triangle Expressway System), 4.00%, 1/1/33	2,000	2,387,800

23	See Notes to Financial Statements.

Eaton Vance

North Carolina Municipal Income Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)

North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 1/1/40	$2,500	$3,150,550

North Carolina Turnpike Authority, (Triangle Expressway System), 5.00%, 1/1/43	500	638,760

North Carolina, Grant Anticipation Revenue Vehicle Bonds, 5.00%, 3/1/34	4,000	5,228,240

Raleigh-Durham Airport Authority, (AMT), 5.00%, 5/1/25	1,000	1,203,270

Raleigh-Durham Airport Authority, (AMT), 5.00%, 5/1/35(2)	1,000	1,336,400

Raleigh-Durham Airport Authority, (AMT), 5.00%, 5/1/36	2,000	2,493,460

		$22,194,069

Water and Sewer — 10.2%

Brunswick County, (Water and Wastewater Systems), 4.00%, 4/1/39	$2,005	$2,386,592

Brunswick County, (Water and Wastewater Systems), 5.00%, 4/1/30	750	895,905

Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/26	305	359,915

Buncombe County Metropolitan Sewerage District, 5.00%, 7/1/28	540	634,959

Cape Fear Public Utility Authority, Water and Sewer System Revenue, 5.00%, 8/1/29	1,375	1,717,389

Cary, Combined Enterprise System Revenue, 5.00%, 12/1/30	675	875,516

Charlotte, Water and Sewer System Revenue, 5.00%, 7/1/20	1,000	1,013,910

Charlotte, Water and Sewer System Revenue, 5.00%, 7/1/38	1,750	1,773,292

Greensboro, Combined Enterprise System Revenue, Green Bonds, 4.00%, 6/1/30	1,065	1,275,007

High Point, Combined Enterprise System Revenue, 4.00%, 11/1/34	1,000	1,231,420

Union County, Enterprise Systems Revenue, 5.00%, 6/1/30	835	1,123,568

Union County, Enterprise Systems Revenue, 5.00%, 6/1/32	725	969,905

		$14,257,378

Total Tax-Exempt Municipal Securities — 99.5% (identified cost $127,788,270)		$139,117,184

Corporate Bonds & Notes — 0.4%
Security	Principal Amount (000’s omitted)	Value

Hospital — 0.4%

Harnett Health System, Inc., 6.50% to 4/1/20 (Put Date), 4/1/32	$540	$544,320

Total Corporate Bonds & Notes — 0.4% (identified cost $540,000)		$544,320

Total Investments — 99.9% (identified cost $128,328,270)		$139,661,504

Other Assets, Less Liabilities — 0.1%		$192,804

Net Assets — 100.0%		$139,854,308

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by North Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 29, 2020, 6.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 4.2% of total investments.

(1)	Floating rate security. The stated interest rate represents the rate in effect at February 29, 2020.

(2)	When-issued security.

(3)	Amount is less than 0.05%.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LIBOR	–	London Interbank Offered Rate

NPFG	–	National Public Finance Guarantee Corp.

Currency Abbreviations:

USD	–	United States Dollar

24	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 29, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 99.8%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.4%

Oregon, Bond Bank Revenue, 5.00%, 1/1/32	$955	$1,165,434

Oregon, Bond Bank Revenue, 5.00%, 1/1/33	610	742,456

		$1,907,890

Education — 5.1%

Forest Grove, (Pacific University), 5.00%, 5/1/30	$500	$582,810

Forest Grove, (Pacific University), 5.25%, 5/1/34	1,000	1,081,320

Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	2,000	2,141,180

Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,000	1,021,130

Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/27	500	596,225

Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/29	500	594,590

Oregon Facilities Authority, (University of Portland), 5.00%, 4/1/45	1,000	1,163,930

		$7,181,185

Electric Utilities — 4.2%

Confederated Tribes of Warm Springs Reservation, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/32(1)	$500	$622,475

Confederated Tribes of Warm Springs Reservation, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/34(1)	500	615,710

Confederated Tribes of Warm Springs Reservation, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/36(1)	500	611,145

Confederated Tribes of Warm Springs Reservation, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/39(1)	1,300	1,576,029

Eugene, Electric Utility System Revenue, 5.00%, 8/1/47	2,000	2,483,680

		$5,909,039

Escrowed / Prerefunded — 3.9%

Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 4.75%, 7/1/32	$250	$253,290

Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 5.00%, 7/1/29	250	253,495

Oregon Facilities Authority, (Reed College), Prerefunded to 7/1/20, 5.125%, 7/1/41	1,630	1,653,439

Pendleton School District No. 16R, Umatilla County, Prerefunded to 6/15/24, 5.00%, 6/15/28	1,000	1,176,960

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)

Tri-County Metropolitan Transportation District, Prerefunded to 9/1/22, 5.00%, 9/1/30	$2,000	$2,210,720

		$5,547,904

General Obligations — 45.9%

Astoria School District No. 1C, Clatsop County, 5.00%, 6/15/37	$1,380	$1,804,115

Central School District No. 13J, Polk, Marion and Benton Counties, 0.00%, 6/15/38	750	514,448

Chemeketa Community College District, 5.00%, 6/15/25	1,000	1,173,940

Corvallis School District No. 509J, Benton and Linn Counties, 5.00%, (0.00% until 6/15/20), 6/15/27	1,280	1,623,296

David Douglas School District No. 40, Multnomah County, 0.00%, 6/15/24	1,640	1,567,233

Eugene School District No. 4J, Lane and Linn Counties, 4.00%, 6/15/35	1,500	1,824,705

Fern Ridge School District 28J, Lane and Douglas Counties, 5.00%, 6/15/25	525	637,765

Forest Grove School District No. 15, Washington County, 0.00%, 6/15/26	1,975	1,818,738

Gresham-Barlow School District No. 10Jt, Multnomah and Clackamas Counties, 0.00%, 6/15/31	200	161,148

Gresham-Barlow School District No. 10Jt, Multnomah and Clackamas Counties, 0.00%, 6/15/32	400	309,188

Gresham-Barlow School District No. 10Jt, Multnomah and Clackamas Counties, 0.00%, 6/15/33	500	372,100

Hillsboro School District No. 1J, Washington, Multnomah and Yamhill Counties, 4.00%, 6/15/36	1,250	1,551,550

Hillsboro School District No. 1J, Washington, Multnomah and Yamhill Counties, 5.00%, 6/15/32	2,000	2,542,740

Hillsboro School District No. 1J, Washington, Multnomah and Yamhill Counties, 5.00%, 6/15/37	1,605	2,021,514

Jackson County School District No. 6, Central Point, 0.00%, 6/15/42	610	320,927

Jackson County School District No. 6, Central Point, 0.00%, 6/15/45	1,000	466,940

Jackson County School District No. 6, Central Point, 4.00%, 6/15/38	1,385	1,670,338

Klamath County School District, 5.00%, 6/15/29	1,155	1,303,406

Lake Oswego, 4.00%, 12/1/31	1,000	1,204,380

Lake Oswego, 5.00%, 6/1/33	2,450	2,756,127

Medford, 5.00%, 7/15/32	545	614,836

Metro, 4.00%, 6/1/31	1,365	1,648,251

North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/28	2,500	2,933,525

North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/35	1,000	1,292,930

North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/39	1,910	2,445,602

25	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

North Clackamas School District No. 12, Clackamas County, 5.00%, 6/15/42	$1,500	$1,907,820

Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/38	2,000	2,566,180

Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	870	872,558

Pendleton School District No. 16R, Umatilla County, 5.00%, 6/15/24	1,220	1,432,939

Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/28	1,000	893,300

Philomath School District No. 17J, Benton and Polk Counties, 0.00%, 6/15/30	700	595,588

Portland Community College District, 5.00%, 6/15/32	795	986,500

Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,280	1,286,323

Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	290	290,751

Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,740	2,746,055

Redmond, 5.00%, 6/1/28	605	705,993

Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/25	460	434,429

Redmond School District No. 2J, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,175	2,885,884

Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/29	1,000	870,890

Riverdale School District No. 51J, Multnomah and Clackamas Counties, 0.00%, 6/15/30	1,215	1,032,726

Salem-Keizer School District No. 24J, 0.00%, 6/15/29	1,050	916,965

Tigard-Tualatin School District No. 23J, Washington and Clackamas Counties, 5.00%, 6/15/40	5,000	6,529,850

Warrenton-Hammond School District No. 30, Clatsop County, 5.00%, 6/15/32	1,000	1,326,590

West Linn-Wilsonville School District No. 3Jt, Clackamas and Washington Counties, 0.00%, 6/15/37	1,375	931,865

Winston-Dillard School District No. 116, 0.00%, 6/15/35	230	159,949

Winston-Dillard School District No. 116, 0.00%, 6/15/36	435	292,259

Winston-Dillard School District No. 116, 0.00%, 6/15/39	605	363,895

		$64,609,051

Hospital — 12.7%

Astoria Hospital Facilities Authority, (Columbia Memorial Hospital), 5.00%, 8/1/41	$310	$362,849

Clackamas County Hospital Facility Authority, (Legacy Health System), (LOC: U.S. Bank, N.A.), 1.07%, 6/1/37(2)	1,500	1,500,000

Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/20	1,320	1,346,175

Klamath Falls Intercommunity Hospital Authority, (Sky Lakes Medical Center), 5.00%, 9/1/22	250	273,475

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Oregon Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	$3,685	$3,694,839

Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	1,500	1,734,660

Oregon Facilities Authority, (PeaceHealth), (LOC: U.S. Bank, N.A.), 1.16%, 8/1/34(3)	4,025	4,025,000

Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	1,000	1,213,310

Salem Hospital Facility Authority, (Salem Health), 5.00%, 5/15/44	3,000	3,778,530

		$17,928,838

Housing — 2.4%

Oregon Housing and Community Services Department, (AMT), 3.45%, 1/1/33	$1,510	$1,632,189

Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	1,790	1,792,757

		$3,424,946

Industrial Development Revenue — 0.9%

Gilliam County, Solid Waste Revenue, (AMT), 2.40% to 5/2/22 (Put Date), 8/1/25	$1,175	$1,186,809

		$1,186,809

Insured – Electric Utilities — 3.0%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,045	$1,148,413

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,760	3,004,785

		$4,153,198

Insured – General Obligations — 6.0%

Lebanon Community School District No. 9, Linn County, (NPFG), 5.50%, 6/15/30	$4,000	$5,505,400

Newport, (AGC), 0.00%, 6/1/28	1,000	884,440

Newport, (AGC), 0.00%, 6/1/29	1,225	1,057,003

West Linn-Wilsonville School District No. 3Jt, Clackamas and Washington Counties, (NPFG), 0.00%, 6/15/23	1,050	1,016,799

		$8,463,642

Insured – Hospital — 3.6%

Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	$3,000	$3,063,330

Oregon Health and Science University, (NPFG), 0.00%, 7/1/21	2,055	1,983,527

		$5,046,857

26	See Notes to Financial Statements.

Eaton Vance

Oregon Municipal Income Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 0.8%

Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$1,015	$1,144,169

		$1,144,169

Other Revenue — 3.0%

Metro, (Oregon Convention Center Hotel), 5.00%, 6/15/29	$215	$272,246

Oregon Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/25	2,000	2,338,680

Oregon Department of Administrative Services, Lottery Revenue, 5.00%, 4/1/33	1,280	1,625,421

		$4,236,347

Senior Living / Life Care — 1.4%

Multnomah County Hospital Facilities Authority, (Mirabella at South Waterfront), 5.00%, 10/1/24	$415	$454,354

Multnomah County Hospital Facilities Authority, (Terwilliger Plaza, Inc.), 5.00%, 12/1/36	750	890,355

Salem Hospital Facility Authority, (Capital Manor), 5.00%, 5/15/33	550	660,149

		$2,004,858

Special Tax Revenue — 1.4%

Tri-County Metropolitan Transportation District, Payroll Tax Revenue, 5.00%, 9/1/38	$1,500	$1,900,170

		$1,900,170

Transportation — 2.2%

Port of Portland, (Portland International Airport), (AMT), 5.00%, 7/1/29	$1,155	$1,428,446

Port of Portland, (Portland International Airport), (AMT), 5.00%, 7/1/35	1,300	1,673,074

		$3,101,520

Water and Sewer — 1.9%

Clackamas River Water, 5.00%, 11/1/29	$100	$119,521

Grants Pass, Wastewater Revenue, 4.00%, 12/1/36	1,160	1,358,522

Grants Pass, Wastewater Revenue, 4.00%, 12/1/37	1,000	1,166,850

		$2,644,893

Total Tax-Exempt Investments — 99.8% (identified cost $128,499,184)		$140,391,316

Other Assets, Less Liabilities — 0.2%		$314,195

Net Assets — 100.0%		$140,705,511

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 29, 2020, 13.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.8% to 9.0% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2020, the aggregate value of these securities is $3,425,359 or 2.4% of the Fund’s net assets.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at February 29, 2020.

(3)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 29, 2020.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

27	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

February 29, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 99.6%
Security	Principal Amount (000’s omitted)	Value

Education — 12.7%

Clemson University, 5.00%, 5/1/26	$2,000	$2,497,100

College of Charleston, Academic and Administrative Facilities, 5.00%, 4/1/37	2,695	2,804,309

Florence-Darlington Commission for Technical Education, 5.00%, 3/1/28	600	664,638

South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, (Furman University), (SPA: Wells Fargo Bank, N.A.), 1.24%, 10/1/39(1)	3,900	3,900,000

South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/32	2,000	2,406,420

South Carolina Jobs-Economic Development Authority, (Furman University), 5.00%, 10/1/45	2,000	2,373,500

South Carolina Jobs-Economic Development Authority, (Wofford College), 5.00%, 4/1/44	1,000	1,250,010

University of South Carolina, Athletic Facilities, 5.00%, 5/1/37	1,500	1,860,540

University of South Carolina, Higher Education, 5.00%, 5/1/30	600	673,476

		$18,429,993

Electric Utilities — 2.7%

Piedmont Municipal Power Agency, 5.00%, 1/1/24	$250	$287,338

Piedmont Municipal Power Agency, 5.00%, 1/1/25	1,000	1,183,780

South Carolina Public Service Authority, 5.00%, 12/1/37	2,000	2,447,100

		$3,918,218

Escrowed / Prerefunded — 11.8%

Charleston, Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/30	$1,000	$1,035,250

Charleston, Waterworks and Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/35	3,000	3,105,750

Georgetown County, Prerefunded to 3/1/23, 5.00%, 3/1/31	2,510	2,826,084

Georgetown County, Prerefunded to 3/1/23, 5.00%, 3/1/33	2,750	3,096,308

South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/28	2,500	2,777,300

South Carolina Jobs-Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/29	450	499,914

South Carolina Ports Authority, Prerefunded to 7/1/20, 5.25%, 7/1/40	3,725	3,780,093

		$17,120,699

General Obligations — 21.6%

Aiken County Consolidated School District, 4.00%, 4/1/37	$1,500	$1,805,940

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)

Aiken County Consolidated School District, 5.00%, 3/1/25	$2,020	$2,434,282

Anderson County School District No. 5, 5.00%, 3/1/30	2,000	2,461,700

Charleston County, 4.00%, 11/1/26	1,500	1,762,110

Charleston County, 4.00%, 11/1/31	1,500	1,890,840

Colleton County School District, 5.00%, 3/1/25	1,060	1,277,396

Hilton Head Island, 4.00%, 3/1/23	605	663,110

Hilton Head Island, 4.00%, 3/1/25	565	654,473

Horry County School District, 5.00%, 3/1/24	1,500	1,747,035

Horry County School District, 5.00%, 3/1/25	1,500	1,799,490

Lancaster County School District, 4.00%, 3/1/30	1,500	1,784,280

Lexington County School District No. 1, 5.00%, 2/1/26	1,060	1,313,648

Oconee County School District, 5.00%, 3/1/20	1,000	1,000,000

Oconee County School District, 5.00%, 3/1/25	1,000	1,205,090

Richland County School District No. 2, 4.00%, 3/1/32	2,000	2,447,200

Richland-Lexington Airport District, (AMT), Prerefunded to 3/1/23, 3.00%, 3/1/27	580	614,313

Richland-Lexington Airport District, (AMT), 4.00%, 3/1/22	195	206,969

Richland-Lexington Airport District, (AMT), 4.00%, 3/1/24	685	745,636

South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	4,275	4,274,273

Spartanburg County School District No. 7, 5.00%, 3/1/40	1,000	1,296,040

		$31,383,825

Hospital — 14.4%

Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/30	$1,500	$1,752,525

Florence County, (McLeod Regional Medical Center), 5.00%, 11/1/37	1,000	1,022,990

Greenville Health System, 5.00%, 5/1/31	1,500	1,714,800

Greenwood County, (Self Regional Healthcare), 4.00%, 10/1/21	1,050	1,100,873

Lexington County Health Services District, Inc., (Lexington Medical Center), 4.00%, 11/1/31	1,125	1,303,672

Lexington County Health Services District, Inc., (Lexington Medical Center), 5.00%, 11/1/29	600	758,436

South Carolina Jobs-Economic Development Authority, (AnMed Health), 5.00%, 2/1/36	2,500	2,980,175

South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), 5.00%, 5/1/36	1,500	1,861,395

South Carolina Jobs-Economic Development Authority, (Prisma Health Obligated Group), (LOC: U.S. Bank, N.A.), 1.16%, 5/1/48(1)	6,100	6,100,000

Spartanburg Regional Health Services District, Inc., 5.00%, 4/15/48	2,000	2,390,360

		$20,985,226

28	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Industrial Development Revenue — 1.2%

Richland County, (International Paper Co.), (AMT), 3.875%, 4/1/23	$1,670	$1,789,338

		$1,789,338

Insured – Electric Utilities — 5.1%

Piedmont Municipal Power Agency, (NPFG), 0.00%, 1/1/23	$1,090	$1,052,559

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,075	1,181,382

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,350	1,473,673

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	2,375	2,585,639

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	950	1,032,764

		$7,326,017

Insured – Lease Revenue / Certificates of Participation — 2.5%

St. Peters Parish/Jasper County Public Facilities Corp., (County Office Buildings), (AGM), 5.00%, 4/1/31	$1,000	$1,042,220

Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/23	1,000	1,136,670

Sumter Two School Facilities, Inc., (Sumter School District), (BAM), 5.00%, 12/1/24	1,280	1,500,262

		$3,679,152

Insured – Transportation — 1.1%

Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$1,360	$1,532,054

		$1,532,054

Insured – Utilities — 3.2%

Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,000	$1,274,220

Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,000	2,784,440

Newberry, (Combined Public Utility System), (AGM), 5.00%, 4/1/30	500	595,360

		$4,654,020

Lease Revenue / Certificates of Participation — 7.5%

Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/22	$1,155	$1,270,165

Allendale County School District, (Refunding & Improvement), 5.00%, 12/1/24	500	585,035

Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30(2)	3,875	4,451,948

Charleston Educational Excellence Financing Corp., (Charleston County School District), 5.00%, 12/1/30	2,000	2,297,780

Dorchester County School District No. 2, (Growth Installment Purchase), 5.00%, 12/1/27	1,000	1,146,960

Security	Principal Amount (000’s omitted)	Value

Lease Revenue / Certificates of Participation (continued)

Securing Assets for Education, (Berkeley County School District), 5.00%, 12/1/27	$1,000	$1,146,960

		$10,898,848

Other Revenue — 1.5%

Patriots Energy Group Financing Agency, Gas Supply Revenue, 4.00% to 2/1/24 (Put Date), 10/1/48	$2,000	$2,222,260

		$2,222,260

Senior Living / Life Care — 2.0%

South Carolina Jobs-Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/47	$1,000	$1,178,120

South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/49	620	676,277

South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/29	640	725,722

South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/42	285	325,179

		$2,905,298

Special Tax Revenue — 1.2%

Hilton Head Island, (Beach Preservation Fee Pledge), 5.00%, 8/1/25	$400	$486,264

Myrtle Beach, (Hospitality Fee), 5.00%, 6/1/26	1,000	1,169,250

		$1,655,514

Student Loan — 0.5%

South Carolina Education Assistance Authority, 5.10%, 10/1/29	$775	$775,333

		$775,333

Transportation — 2.2%

South Carolina Ports Authority, (AMT), 5.00%, 7/1/34	$1,355	$1,747,394

South Carolina Transportation Infrastructure Bank, 1.559%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(3)	1,495	1,501,608

		$3,249,002

29	See Notes to Financial Statements.

Eaton Vance

South Carolina Municipal Income Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 8.4%

Beaufort-Jasper Water and Sewer Authority, 4.00%, 3/1/36	$1,000	$1,205,350

Charleston, Waterworks and Sewer System Revenue, 5.00%, 1/1/29	1,550	1,977,102

Columbia, Waterworks and Sewer System Revenue, 4.00%, 2/1/34	2,000	2,423,200

Columbia, Waterworks and Sewer System Revenue, (LOC: Sumitomo Mitsui Bank), 1.14%, 2/1/38(4)	1,400	1,400,000

Mount Pleasant, Waterworks and Sewer System Revenue, 5.00%, 6/1/37	1,000	1,258,350

North Charleston Sewer District, 2.00%, 1/1/29	500	502,175

Richland County, Utility System Revenue, 4.00%, 3/1/36	900	1,097,307

Richland County, Utility System Revenue, 4.00%, 3/1/38	630	763,056

Richland County, Utility System Revenue, 4.00%, 3/1/39	330	398,709

Startex-Jackson-Wellford-Duncan Water District, 4.00%, 4/1/33	475	573,824

Startex-Jackson-Wellford-Duncan Water District, 4.00%, 4/1/35	250	300,800

Startex-Jackson-Wellford-Duncan Water District, 5.00%, 4/1/31	265	349,241

		$12,249,114

Total Tax-Exempt Investments — 99.6% (identified cost $135,069,611)		$144,773,911

Other Assets, Less Liabilities — 0.4%		$570,914

Net Assets — 100.0%		$145,344,825

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 29, 2020, 11.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 5.1% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 29, 2020.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	Floating rate security. The stated interest rate represents the rate in effect at February 29, 2020.
(4)

Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at February 29, 2020.

Abbreviations:

AGC	–	Assured Guaranty Corp.

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	–	Build America Mutual Assurance Co.

LIBOR	–	London Interbank Offered Rate

LOC	–	Letter of Credit

NPFG	–	National Public Finance Guarantee Corp.

SPA	–	Standby Bond Purchase Agreement

Currency Abbreviations:

USD	–	United States Dollar

30	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

February 29, 2020

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 105.7%
Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.6%

Virginia Resources Authority, Infrastructure Revenue, (Pooled Financing Program), 4.00%, 11/1/32	$1,000	$1,172,230

		$1,172,230

Education — 3.5%

Salem Economic Development Authority, (Roanoke College), 4.00%, 4/1/38	$525	$614,838

Salem Economic Development Authority, (Roanoke College), 4.00%, 4/1/40	200	233,238

University of Virginia, 5.00%, 4/1/38	1,320	1,664,850

		$2,512,926

Escrowed / Prerefunded — 12.7%

Harrisonburg Industrial Development Authority, (Sunnyside Presbyterian Home), Prerefunded to 12/1/23, 6.25%, 12/1/33	$750	$898,935

Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/30	645	715,640

Norfolk, Prerefunded to 8/1/23, 5.00%, 8/1/28	750	857,423

Norfolk, Prerefunded to 9/1/24, 5.00%, 9/1/36	2,140	2,542,256

Smyth County Industrial Development Authority, (Mountain States Health Alliance), Prerefunded to 7/1/20, 5.50%, 7/1/28	1,100	1,116,797

Virginia Port Authority, (AMT), Prerefunded to 7/1/25, 5.00%, 7/1/33	1,250	1,508,775

Washington County Industrial Development Authority, (Davenport & Co., LLC), Prerefunded to 8/1/20, 5.25%, 8/1/30	1,500	1,527,510

		$9,167,336

General Obligations — 17.5%

Alexandria, 5.00%, 7/1/28	$1,000	$1,298,450

Arlington County, 5.00%, 8/15/32	1,000	1,258,780

Chesterfield County, 5.00%, 1/1/32	1,500	2,001,630

Culpeper, 5.00%, 8/1/25	1,350	1,645,933

Falls Church, 4.00%, 7/15/28	1,000	1,196,170

Newport News, 5.00%, 8/1/28	1,000	1,256,840

Virginia, 5.00%, 6/1/31	2,000	2,102,760

Virginia Beach, 4.00%, 7/15/32	1,500	1,873,515

		$12,634,078

Hospital — 16.9%

Albemarle County Economic Development Authority, (Sentara Martha Jefferson Hospital), (SPA: TD Bank, N.A.), 1.15%, 10/1/48(1)	$1,000	$1,000,000

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)

Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(2)	$5,000	$5,418,000

Fredericksburg Economic Development Authority, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,165,810

Norfolk Economic Development Authority, (Sentara Healthcare), 5.00% to 11/1/28 (Put Date), 11/1/48	750	978,592

Roanoke Economic Development Authority, (Carilion Clinic Obligated Group), 4.00%, 7/1/38(3)	1,550	1,888,210

Virginia Small Business Financing Authority, (Sentara Healthcare), 4.00%, 11/1/39	1,000	1,202,770

Winchester Economic Development Authority, (Valley Health System), 5.00%, 1/1/28	450	511,686

		$12,165,068

Industrial Development Revenue — 4.4%

King George County Industrial Development Authority, (Waste Management Inc.), (AMT), 2.50%, 6/1/23	$2,000	$2,083,060

Louisa Industrial Development Authority, (Virginia Electric and Power Co.), 1.90% to 6/1/23 (Put Date), 11/1/35	1,000	1,028,480

Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(4)	60	65,240

		$3,176,780

Insured – Education — 4.0%

Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$2,155	$2,909,746

		$2,909,746

Insured – Electric Utilities — 1.5%

Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$1,000	$1,098,960

		$1,098,960

Insured – Escrowed / Prerefunded — 0.6%

Henrico County Industrial Development Authority, (Bon Secours Health System, Inc.), (NPFG), Escrowed to Maturity, 6.25%, 8/15/20	$410	$419,865

		$419,865

Insured – Transportation — 11.0%

Chesapeake Bay Bridge and Tunnel District, (General Resolution), (NPFG), Escrowed to Maturity, 5.50%, 7/1/25	$2,500	$2,983,900

Norfolk Airport Authority, (AGM), 5.00%, 7/1/26	1,000	1,054,540

Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,600	1,809,136

31	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)

Richmond Metropolitan Authority, (NPFG), 5.25%, 7/15/22	$1,810	$1,902,129

Virginia Commonwealth Transportation Board, (NPFG), 0.00%, 4/1/26	200	187,592

		$7,937,297

Lease Revenue / Certificates of Participation — 0.9%

Virginia Public Building Authority, (AMT), 5.00%, 8/1/26	$500	$619,620

		$619,620

Other Revenue — 1.5%

Loudoun County Economic Development Authority, (Howard Hughes Medical Institute), 0.00%, 7/1/49	$2,500	$1,043,950

		$1,043,950

Senior Living / Life Care — 5.3%

Albemarle County Economic Development Authority, (Westminster-Canterbury of the Blue Ridge), 5.00%, 1/1/42	$150	$157,362

Alexandria Industrial Development Authority, (Goodwin House, Inc.), 5.00%, 10/1/30	750	890,662

Hanover County Economic Development Authority, (Covenant Woods), 5.00%, 7/1/48	235	258,103

Norfolk Redevelopment and Housing Authority, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 5.00%, 1/1/34	1,000	1,110,180

Virginia Beach Development Authority, (Westminster-Canterbury on Chesapeake Bay), 5.00%, 9/1/34	1,150	1,374,779

		$3,791,086

Special Tax Revenue — 0.9%

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/24	$9	$8,235

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/27	17	14,542

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/29	17	13,792

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/31	22	16,606

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/33	24	16,890

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/46	231	68,727

Puerto Rico Sales Tax Financing Corp., 0.00%, 7/1/51	188	40,640

Puerto Rico Sales Tax Financing Corp., 4.33%, 7/1/40	92	102,249

Puerto Rico Sales Tax Financing Corp., 4.50%, 7/1/34	18	19,811

Puerto Rico Sales Tax Financing Corp., 4.54%, 7/1/53	3	3,349

Puerto Rico Sales Tax Financing Corp., 4.55%, 7/1/40	9	10,149

Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/53	66	74,720

Puerto Rico Sales Tax Financing Corp., 4.78%, 7/1/58	37	41,819

Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	167	191,527

		$623,056

Security	Principal Amount (000’s omitted)	Value

Transportation — 10.1%

Metropolitan Washington, DC Airports Authority System, (AMT), 5.00%, 10/1/37	$1,295	$1,608,675

Metropolitan Washington, DC Airports Authority System, (AMT), 5.00%, 10/1/42	990	1,216,987

Norfolk Airport Authority, 5.00%, 7/1/37	1,000	1,298,370

Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/47	500	597,210

Washington Metropolitan Area Transit Authority, 5.00%, 7/1/29	1,000	1,286,230

Washington Metropolitan Area Transit Authority, 5.00%, 7/1/37	1,000	1,263,260

		$7,270,732

Water and Sewer — 13.3%

Fairfax County Water Authority, 5.25%, 4/1/27	$1,795	$2,337,341

Fairfax County, Sewer Revenue, 4.00%, 7/15/37	1,000	1,156,280

Henrico County, Water and Sewer System Revenue, 4.00%, 5/1/31	1,500	1,857,240

Henrico County, Water and Sewer System Revenue, 5.00%, 5/1/28	1,000	1,254,610

Newport News, Water Revenue, 5.00%, 7/15/33	1,000	1,238,190

Virginia Beach, Water and Sewer System Revenue, 5.00%, 10/1/26	1,375	1,746,388

		$9,590,049

Total Tax-Exempt Investments — 105.7% (identified cost $69,749,729)		$76,132,779

Other Assets, Less Liabilities — (5.7)%		$(4,120,774)

Net Assets — 100.0%		$72,012,005

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 29, 2020, 16.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 12.5% of total investments.

(1)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at February 29, 2020.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	When-issued security.

32	See Notes to Financial Statements.

Eaton Vance

Virginia Municipal Income Fund

February 29, 2020

Portfolio of Investments (Unaudited) — continued

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 29, 2020, the aggregate value of these securities is $65,240 or 0.1% of the Fund’s net assets.

Abbreviations:

AGM	–	Assured Guaranty Municipal Corp.

AMBAC	–	AMBAC Financial Group, Inc.

AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	–	National Public Finance Guarantee Corp.

SPA	–	Standby Bond Purchase Agreement

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Statements of Assets and Liabilities (Unaudited)

	February 29, 2020
Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Investments —

Identified cost	$86,021,444	$62,839,741	$67,333,205	$128,328,270

Unrealized appreciation	7,379,925	4,992,816	6,850,261	11,333,234

Investments, at value	$93,401,369	$67,832,557	$74,183,466	$139,661,504

Cash	$2,613,480	$164,386	$105,900	$1,469,176

Interest receivable	848,066	612,721	839,088	1,534,627

Receivable for investments sold	—	1,000,064	2,000,000	25,000

Receivable for Fund shares sold	25,679	12,173	87,781	30,111

Total assets	$96,888,594	$69,621,901	$77,216,235	$142,720,418

Liabilities

Payable for when-issued securities	$686,665	$—	$590,593	$2,358,000

Payable for Fund shares redeemed	67,894	30,986	117,679	296,816

Distributions payable	50,796	27,695	16,479	72,816

Payable to affiliates:

Investment adviser fee	22,937	15,037	17,952	36,758

Distribution and service fees	11,609	14,180	13,944	20,328

Accrued expenses	60,919	53,111	62,754	81,392

Total liabilities	$900,820	$141,009	$819,401	$2,866,110

Net Assets	$95,987,774	$69,480,892	$76,396,834	$139,854,308

Sources of Net Assets

Paid-in capital	$91,898,620	$67,313,809	$70,525,721	$134,524,100

Distributable earnings	4,089,154	2,167,083	5,871,113	5,330,208

Net Assets	$95,987,774	$69,480,892	$76,396,834	$139,854,308

Class A Shares

Net Assets	$45,037,316	$38,791,864	$49,881,375	$62,168,044

Shares Outstanding	5,080,126	4,214,480	5,102,590	6,671,512

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.87	$9.20	$9.78	$9.32

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.31	$9.66	$10.27	$9.78

Class C Shares

Net Assets	$6,105,003	$10,941,088	$8,121,559	$14,120,119

Shares Outstanding	643,852	1,089,736	752,556	1,408,849

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.48	$10.04	$10.79	$10.02

Class I Shares

Net Assets	$44,845,455	$19,747,940	$18,393,900	$63,566,145

Shares Outstanding	5,044,954	2,140,971	1,879,089	6,804,021

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.89	$9.22	$9.79	$9.34

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Statements of Assets and Liabilities (Unaudited) — continued

	February 29, 2020
Assets	Oregon Fund	South Carolina Fund	Virginia Fund

Investments —

Identified cost	$128,499,184	$135,069,611	$69,749,729

Unrealized appreciation	11,892,132	9,704,300	6,383,050

Investments, at value	$140,391,316	$144,773,911	$76,132,779

Cash	$142,630	$1,634,552	$597,115

Interest receivable	1,248,703	1,691,532	633,257

Receivable for Fund shares sold	70,262	853,782	13,071

Total assets	$141,852,911	$148,953,777	$77,376,222

Liabilities

Payable for floating rate notes issued	$—	$3,114,973	$3,334,441

Payable for when-issued securities	—	—	1,829,605

Payable for Fund shares redeemed	982,992	304,388	79,845

Distributions payable	28,240	36,426	29,667

Payable to affiliates:

Investment adviser fee	37,640	37,975	16,199

Distribution and service fees	20,949	25,350	11,121

Interest expense and fees payable	—	13,748	2,860

Accrued expenses	77,579	76,092	60,479

Total liabilities	$1,147,400	$3,608,952	$5,364,217

Net Assets	$140,705,511	$145,344,825	$72,012,005

Sources of Net Assets

Paid-in capital	$140,202,125	$141,812,677	$71,191,556

Distributable earnings	503,386	3,532,148	820,449

Net Assets	$140,705,511	$145,344,825	$72,012,005

Class A Shares

Net Assets	$81,156,000	$76,634,940	$50,010,845

Shares Outstanding	9,087,978	8,087,150	6,156,920

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.93	$9.48	$8.12

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$9.38	$9.95	$8.52

Class C Shares

Net Assets	$10,946,310	$18,292,272	$4,250,065

Shares Outstanding	1,119,649	1,819,658	472,288

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.78	$10.05	$9.00

Class I Shares

Net Assets	$48,603,201	$50,417,613	$17,751,095

Shares Outstanding	5,447,923	5,315,937	2,180,983

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.92	$9.48	$8.14

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Statements of Operations (Unaudited)

	Six Months Ended February 29, 2020
Investment Income	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Interest	$1,381,487	$959,472	$1,252,200	$2,018,813

Total investment income	$1,381,487	$959,472	$1,252,200	$2,018,813

Expenses

Investment adviser fee	$137,024	$88,428	$107,679	$220,718

Distribution and service fees

Class A	42,680	37,642	49,125	61,038

Class C	27,794	49,861	36,598	65,340

Trustees’ fees and expenses	2,460	1,870	2,070	3,540

Custodian fee	16,866	13,847	15,986	21,022

Transfer and dividend disbursing agent fees	12,737	14,071	15,134	26,198

Legal and accounting services	30,003	30,748	23,640	25,182

Printing and postage	4,864	4,289	4,783	6,091

Registration fees	2,291	2,820	2,183	1,052

Miscellaneous	12,301	8,816	10,194	14,261

Total expenses	$289,020	$252,392	$267,392	$444,442

Net investment income	$1,092,467	$707,080	$984,808	$1,574,371

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$50,233	$—	$7,251	$267

Net realized gain	$50,233	$—	$7,251	$267

Change in unrealized appreciation (depreciation) —

Investments	$972,199	$1,057,774	$941,326	$2,043,679

Net change in unrealized appreciation (depreciation)	$972,199	$1,057,774	$941,326	$2,043,679

Net realized and unrealized gain	$1,022,432	$1,057,774	$948,577	$2,043,946

Net increase in net assets from operations	$2,114,899	$1,764,854	$1,933,385	$3,618,317

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Statements of Operations (Unaudited) — continued

	Six Months Ended February 29, 2020
Investment Income	Oregon Fund	South Carolina Fund	Virginia Fund

Interest	$2,171,659	$2,099,064	$1,167,754

Total investment income	$2,171,659	$2,099,064	$1,167,754

Expenses

Investment adviser fee	$227,391	$227,924	$98,997

Distribution and service fees

Class A	80,867	72,309	48,659

Class C	50,146	81,724	20,132

Trustees’ fees and expenses	3,580	3,626	1,940

Custodian fee	18,654	20,419	14,901

Transfer and dividend disbursing agent fees	22,644	17,471	15,614

Legal and accounting services	24,858	25,725	25,909

Printing and postage	7,713	5,989	3,372

Registration fees	282	286	2,216

Interest expense and fees	—	28,528	31,296

Miscellaneous	13,306	12,381	9,787

Total expenses	$449,441	$496,382	$272,823

Net investment income	$1,722,218	$1,602,682	$894,931

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(439)	$62,420	$270

Net realized gain (loss)	$(439)	$62,420	$270

Change in unrealized appreciation (depreciation) —

Investments	$1,739,055	$1,368,862	$837,190

Net change in unrealized appreciation (depreciation)	$1,739,055	$1,368,862	$837,190

Net realized and unrealized gain	$1,738,616	$1,431,282	$837,460

Net increase in net assets from operations	$3,460,834	$3,033,964	$1,732,391

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Statements of Changes in Net Assets

	Six Months Ended February 29, 2020 (Unaudited)
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

From operations —

Net investment income	$1,092,467	$707,080	$984,808	$1,574,371

Net realized gain	50,233	—	7,251	267

Net change in unrealized appreciation (depreciation)	972,199	1,057,774	941,326	2,043,679

Net increase in net assets from operations	$2,114,899	$1,764,854	$1,933,385	$3,618,317

Distributions to shareholders —

Class A	$(507,408)	$(427,526)	$(697,347)	$(752,307)

Class C	(47,593)	(79,872)	(80,387)	(117,851)

Class I	(532,499)	(213,994)	(251,031)	(772,408)

Total distributions to shareholders	$(1,087,500)	$(721,392)	$(1,028,765)	$(1,642,566)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$2,941,989	$1,203,738	$2,873,330	$3,157,690

Class C	835,195	555,426	917,881	993,262

Class I	6,637,012	5,916,953	6,012,060	11,900,790

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	422,309	315,287	650,505	681,729

Class C	40,251	63,289	62,941	105,335

Class I	306,079	183,569	217,220	437,126

Cost of shares redeemed

Class A	(1,832,848)	(1,513,592)	(4,061,651)	(5,142,607)

Class C	(461,057)	(195,507)	(236,447)	(648,523)

Class I	(5,163,052)	(1,351,745)	(2,849,599)	(4,287,147)

Net asset value of shares converted

Class A	124,324	366,305	313,589	334,628

Class C	(124,324)	(366,305)	(313,589)	(334,628)

Net increase in net assets from Fund share transactions	$3,725,878	$5,177,418	$3,586,240	$7,197,655

Net increase in net assets	$4,753,277	$6,220,880	$4,490,860	$9,173,406

Net Assets

At beginning of period	$91,234,497	$63,260,012	$71,905,974	$130,680,902

At end of period	$95,987,774	$69,480,892	$76,396,834	$139,854,308

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Statements of Changes in Net Assets — continued

	Six Months Ended February 29, 2020 (Unaudited)
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund

From operations —

Net investment income	$1,722,218	$1,602,682	$894,931

Net realized gain (loss)	(439)	62,420	270

Net change in unrealized appreciation (depreciation)	1,739,055	1,368,862	837,190

Net increase in net assets from operations	$3,460,834	$3,033,964	$1,732,391

Distributions to shareholders —

Class A	$(1,075,572)	$(900,039)	$(647,195)

Class C	(100,655)	(149,193)	(40,275)

Class I	(616,175)	(629,991)	(243,312)

Total distributions to shareholders	$(1,792,402)	$(1,679,223)	$(930,782)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$4,714,683	$7,688,984	$2,301,762

Class C	1,708,466	2,259,194	774,884

Class I	10,890,088	11,231,008	3,481,669

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	998,250	833,625	517,647

Class C	93,184	115,978	37,380

Class I	528,269	503,991	206,980

Cost of shares redeemed

Class A	(8,167,646)	(5,761,076)	(3,571,917)

Class C	(1,135,373)	(1,310,454)	(369,993)

Class I	(4,757,999)	(3,563,061)	(2,909,412)

Net asset value of shares converted

Class A	182,713	678,655	358,848

Class C	(182,713)	(678,655)	(358,848)

Net increase in net assets from Fund share transactions	$4,871,922	$11,998,189	$469,000

Net increase in net assets	$6,540,354	$13,352,930	$1,270,609

Net Assets

At beginning of period	$134,165,157	$131,991,895	$70,741,396

At end of period	$140,705,511	$145,344,825	$72,012,005

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2019
Increase (Decrease) in Net Assets	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

From operations —

Net investment income	$2,116,279	$1,477,755	$2,040,824	$3,227,799

Net realized gain (loss)	43,596	(30,076)	60,511	(302,805)

Net change in unrealized appreciation (depreciation)	3,718,740	2,650,900	2,898,645	5,483,358

Net increase in net assets from operations	$5,878,615	$4,098,579	$4,999,980	$8,408,352

Distributions to shareholders —

Class A	$(1,009,200)	$(945,491)	$(1,465,825)	$(1,666,213)

Class C	(116,794)	(220,511)	(175,588)	(292,431)

Class I	(980,795)	(295,047)	(406,855)	(1,263,958)

Total distributions to shareholders	$(2,106,789)	$(1,461,049)	$(2,048,268)	$(3,222,602)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$7,960,759	$4,373,890	$4,547,511	$5,691,212

Class C	1,199,869	906,330	1,446,142	2,408,757

Class I	15,646,109	8,484,312	7,068,502	27,202,447

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	866,271	706,475	1,369,350	1,501,659

Class C	99,572	169,626	143,501	263,528

Class I	538,563	242,719	360,018	734,560

Cost of shares redeemed

Class A	(5,461,681)	(6,750,507)	(6,686,163)	(13,159,737)

Class C	(1,802,766)	(1,666,404)	(1,088,706)	(4,879,219)

Class I	(7,772,933)	(2,556,114)	(3,861,683)	(12,941,439)

Net asset value of shares converted

Class A	877,424	2,298,304	1,318,992	1,772,125

Class C	(877,424)	(2,298,304)	(1,318,992)	(1,772,125)

Net increase in net assets from Fund share transactions	$11,273,763	$3,910,327	$3,298,472	$6,821,768

Net increase in net assets	$15,045,589	$6,547,857	$6,250,184	$12,007,518

Net Assets

At beginning of year	$76,188,908	$56,712,155	$65,655,790	$118,673,384

At end of year	$91,234,497	$63,260,012	$71,905,974	$130,680,902

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Statements of Changes in Net Assets — continued

	Year Ended August 31, 2019
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Virginia Fund

From operations —

Net investment income	$3,408,898	$3,363,595	$2,010,581

Net realized gain (loss)	(71,628)	732,387	(487,359)

Net change in unrealized appreciation (depreciation)	5,476,088	3,536,577	3,257,668

Net increase in net assets from operations	$8,813,358	$7,632,559	$4,780,890

Distributions to shareholders —

Class A	$(2,291,482)	$(1,948,826)	$(1,433,965)

Class C	(215,551)	(450,123)	(98,594)

Class I	(892,789)	(1,069,376)	(454,561)

Total distributions to shareholders	$(3,399,822)	$(3,468,325)	$(1,987,120)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$14,586,570	$7,695,518	$2,847,436

Class C	3,677,750	2,153,698	1,611,808

Class I	23,411,945	15,883,816	6,416,142

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,131,064	1,811,434	1,152,331

Class C	208,273	376,062	89,261

Class I	773,121	831,405	380,129

Cost of shares redeemed

Class A	(13,453,343)	(9,327,405)	(6,118,385)

Class C	(2,333,026)	(5,536,495)	(901,951)

Class I	(7,427,149)	(9,117,130)	(3,460,613)

Net asset value of shares converted

Class A	1,968,913	3,937,927	1,667,534

Class C	(1,968,913)	(3,937,927)	(1,667,534)

Net increase in net assets from Fund share transactions	$21,575,205	$4,770,903	$2,016,158

Net increase in net assets	$26,988,741	$8,935,137	$4,809,928

Net Assets

At beginning of year	$107,176,416	$123,056,758	$65,931,468

At end of year	$134,165,157	$131,991,895	$70,741,396

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Financial Highlights

	Georgia Fund — Class A

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$8.770		$8.370	$8.620	$8.860	$8.540	$8.610

Income (Loss) From Operations

Net investment income(1)	$0.103		$0.227	$0.248	$0.251	$0.267	$0.307

Net realized and unrealized gain (loss)	0.100		0.399	(0.251)	(0.240)	0.318	(0.072)

Total income (loss) from operations	$0.203		$0.626	$(0.003)	$0.011	$0.585	$0.235

Less Distributions

From net investment income	$(0.103)		$(0.226)	$(0.247)	$(0.251)	$(0.265)	$(0.305)

Total distributions	$(0.103)		$(0.226)	$(0.247)	$(0.251)	$(0.265)	$(0.305)

Net asset value — End of period	$8.870		$8.770	$8.370	$8.620	$8.860	$8.540

Total Return(2)	2.34	%(3)	7.61%	(0.02)%	0.19%	6.94%	2.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$45,037		$42,894	$36,835	$39,422	$41,560	$40,437

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.69	%(5)	0.70%	0.70%	0.70%	0.70%	0.70%

Interest and fee expense(6)	—		—	—	—	—	0.03%

Total expenses(4)	0.69	%(5)	0.70%	0.70%	0.70%	0.70%	0.73%

Net investment income	2.39	%(5)	2.67%	2.94%	2.94%	3.06%	3.57%

Portfolio Turnover	4	%(3)	12%	7%	7%	7%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Financial Highlights — continued

	Georgia Fund — Class C

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.380		$8.950	$9.220	$9.480	$9.130	$9.200

Income (Loss) From Operations

Net investment income(1)	$0.076		$0.177	$0.197	$0.200	$0.215	$0.258

Net realized and unrealized gain (loss)	0.099		0.427	(0.271)	(0.260)	0.349	(0.071)

Total income (loss) from operations	$0.175		$0.604	$(0.074)	$(0.060)	$0.564	$0.187

Less Distributions

From net investment income	$(0.075)		$(0.174)	$(0.196)	$(0.200)	$(0.214)	$(0.257)

Total distributions	$(0.075)		$(0.174)	$(0.196)	$(0.200)	$(0.214)	$(0.257)

Net asset value — End of period	$9.480		$9.380	$8.950	$9.220	$9.480	$9.130

Total Return(2)	1.89	%(3)	6.84%	(0.79)%	(0.60)%	6.24%	2.05%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,105		$5,749	$6,869	$7,554	$7,058	$5,991

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.44	%(5)	1.45%	1.45%	1.45%	1.45%	1.45%

Interest and fee expense(6)	—		—	—	—	—	0.03%

Total expenses(4)	1.44	%(5)	1.45%	1.45%	1.45%	1.45%	1.48%

Net investment income	1.64	%(5)	1.95%	2.19%	2.18%	2.30%	2.80%

Portfolio Turnover	4	%(3)	12%	7%	7%	7%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Financial Highlights — continued

	Georgia Fund — Class I

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$8.800		$8.400	$8.640	$8.890	$8.560	$8.630

Income (Loss) From Operations

Net investment income(1)	$0.112		$0.243	$0.265	$0.269	$0.285	$0.318

Net realized and unrealized gain (loss)	0.090		0.401	(0.241)	(0.250)	0.329	(0.065)

Total income from operations	$0.202		$0.644	$0.024	$0.019	$0.614	$0.253

Less Distributions

From net investment income	$(0.112)		$(0.244)	$(0.264)	$(0.269)	$(0.284)	$(0.323)

Total distributions	$(0.112)		$(0.244)	$(0.264)	$(0.269)	$(0.284)	$(0.323)

Net asset value — End of period	$8.890		$8.800	$8.400	$8.640	$8.890	$8.560

Total Return(2)	2.32	%(3)	7.81%	0.31%	0.28%	7.27%	2.97%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$44,845		$42,592	$32,485	$31,107	$26,746	$20,413

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.49	%(5)	0.49%	0.50%	0.50%	0.50%	0.50%

Interest and fee expense(6)	—		—	—	—	—	0.03%

Total expenses(4)	0.49	%(5)	0.49%	0.50%	0.50%	0.50%	0.53%

Net investment income	2.59	%(5)	2.86%	3.14%	3.14%	3.25%	3.69%

Portfolio Turnover	4	%(3)	12%	7%	7%	7%	14%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Financial Highlights — continued

	Maryland Fund — Class A

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.070		$8.670	$8.920	$9.130	$8.990	$9.110

Income (Loss) From Operations

Net investment income(1)	$0.100		$0.235	$0.246	$0.268	$0.294	$0.318

Net realized and unrealized gain (loss)	0.132		0.398	(0.249)	(0.208)	0.167	(0.127)

Total income (loss) from operations	$0.232		$0.633	$(0.003)	$0.060	$0.461	$0.191

Less Distributions

From net investment income	$(0.102)		$(0.233)	$(0.247)	$(0.270)	$(0.321)	$(0.311)

Total distributions	$(0.102)		$(0.233)	$(0.247)	$(0.270)	$(0.321)	$(0.311)

Net asset value — End of period	$9.200		$9.070	$8.670	$8.920	$9.130	$8.990

Total Return(2)	2.58	%(3)	7.43%	(0.02)%	0.72%	5.20%	2.12%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$38,792		$37,847	$35,602	$39,642	$42,479	$42,706

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.70	%(5)	0.73%	0.73%	0.73%	0.74%	0.73%

Interest and fee expense(6)	—		—	0.04%	0.03%	0.02%	0.02%

Total expenses(4)	0.70	%(5)	0.73%	0.77%	0.76%	0.76%	0.75%

Net investment income	2.23	%(5)	2.69%	2.82%	3.02%	3.24%	3.50%

Portfolio Turnover	9	%(3)	21%	24%	22%	11%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Financial Highlights — continued

	Maryland Fund — Class C

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.890		$9.460	$9.730	$9.960	$9.810	$9.940

Income (Loss) From Operations

Net investment income(1)	$0.072		$0.185	$0.197	$0.220	$0.247	$0.272

Net realized and unrealized gain (loss)	0.152		0.427	(0.269)	(0.228)	0.179	(0.137)

Total income (loss) from operations	$0.224		$0.612	$(0.072)	$(0.008)	$0.426	$0.135

Less Distributions

From net investment income	$(0.074)		$(0.182)	$(0.198)	$(0.222)	$(0.276)	$(0.265)

Total distributions	$(0.074)		$(0.182)	$(0.198)	$(0.222)	$(0.276)	$(0.265)

Net asset value — End of period	$10.040		$9.890	$9.460	$9.730	$9.960	$9.810

Total Return(2)	2.29	%(3)	6.55%	(0.73)%	(0.04)%	4.39%	1.37%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,941		$10,728	$13,147	$15,079	$16,356	$14,671

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.45	%(5)	1.49%	1.48%	1.48%	1.49%	1.48%

Interest and fee expense(6)	—		—	0.04%	0.03%	0.02%	0.02%

Total expenses(4)	1.45	%(5)	1.49%	1.52%	1.51%	1.51%	1.50%

Net investment income	1.48	%(5)	1.94%	2.07%	2.27%	2.49%	2.75%

Portfolio Turnover	9	%(3)	21%	24%	22%	11%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Financial Highlights — continued

	Maryland Fund — Class I

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.090		$8.690	$8.940	$9.150	$9.010	$9.130

Income (Loss) From Operations

Net investment income(1)	$0.109		$0.252	$0.265	$0.287	$0.310	$0.335

Net realized and unrealized gain (loss)	0.132		0.399	(0.250)	(0.208)	0.170	(0.125)

Total income from operations	$0.241		$0.651	$0.015	$0.079	$0.480	$0.210

Less Distributions

From net investment income	$(0.111)		$(0.251)	$(0.265)	$(0.289)	$(0.340)	$(0.330)

Total distributions	$(0.111)		$(0.251)	$(0.265)	$(0.289)	$(0.340)	$(0.330)

Net asset value — End of period	$9.220		$9.090	$8.690	$8.940	$9.150	$9.010

Total Return(2)	2.68	%(3)	7.63%	0.19%	0.93%	5.41%	2.32%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$19,748		$14,685	$7,963	$9,874	$7,572	$7,167

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.50	%(5)	0.52%	0.53%	0.53%	0.54%	0.53%

Interest and fee expense(6)	—		—	0.04%	0.03%	0.02%	0.02%

Total expenses(4)	0.50	%(5)	0.52%	0.57%	0.56%	0.56%	0.55%

Net investment income	2.42	%(5)	2.87%	3.02%	3.22%	3.41%	3.68%

Portfolio Turnover	9	%(3)	21%	24%	22%	11%	13%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

47	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Financial Highlights — continued

	Missouri Fund — Class A

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018		2017	2016	2015

Net asset value — Beginning of period	$9.670		$9.270	$9.500		$9.820	$9.480	$9.610

Income (Loss) From Operations

Net investment income(1)	$0.130		$0.286	$0.310		$0.334	$0.346	$0.347

Net realized and unrealized gain (loss)	0.115		0.401	(0.231)		(0.324)	0.336	(0.134)

Total income from operations	$0.245		$0.687	$0.079		$0.010	$0.682	$0.213

Less Distributions

From net investment income	$(0.135)		$(0.287)	$(0.309)		$(0.330)	$(0.342)	$(0.343)

Total distributions	$(0.135)		$(0.287)	$(0.309)		$(0.330)	$(0.342)	$(0.343)

Net asset value — End of period	$9.780		$9.670	$9.270		$9.500	$9.820	$9.480

Total Return(2)	2.57	%(3)	7.57%	0.88%		0.17%	7.32%	2.24%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$49,881		$49,542	$46,928		$47,375	$61,038	$61,873

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.69	%(5)	0.71%	0.70%		0.71%	0.70%	0.70%

Interest and fee expense(6)	—		—	0.00	%(7)	0.02%	0.01%	0.01%

Total expenses(4)	0.69	%(5)	0.71%	0.70%		0.73%	0.71%	0.71%

Net investment income	2.72	%(5)	3.07%	3.33%		3.52%	3.59%	3.62%

Portfolio Turnover	9	%(3)	19%	35%		12%	10%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.005%.

48	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Financial Highlights — continued

	Missouri Fund — Class C

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018		2017	2016	2015

Net asset value — Beginning of period	$10.670		$10.230	$10.490		$10.850	$10.460	$10.610

Income (Loss) From Operations

Net investment income(1)	$0.103		$0.239	$0.266		$0.290	$0.299	$0.304

Net realized and unrealized gain (loss)	0.127		0.441	(0.262)		(0.364)	0.389	(0.154)

Total income (loss) from operations	$0.230		$0.680	$0.004		$(0.074)	$0.688	$0.150

Less Distributions

From net investment income	$(0.110)		$(0.240)	$(0.264)		$(0.286)	$(0.298)	$(0.300)

Total distributions	$(0.110)		$(0.240)	$(0.264)		$(0.286)	$(0.298)	$(0.300)

Net asset value — End of period	$10.790		$10.670	$10.230		$10.490	$10.850	$10.460

Total Return(2)	2.18	%(3)	6.75%	0.06%		(0.64)%	6.66%	1.41%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,122		$7,594	$8,112		$9,005	$9,420	$6,370

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.44	%(5)	1.46%	1.45%		1.46%	1.45%	1.45%

Interest and fee expense(6)	—		—	0.00	%(7)	0.02%	0.01%	0.01%

Total expenses(4)	1.44	%(5)	1.46%	1.45%		1.48%	1.46%	1.46%

Net investment income	1.96	%(5)	2.32%	2.59%		2.77%	2.81%	2.87%

Portfolio Turnover	9	%(3)	19%	35%		12%	10%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.005%.

49	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Financial Highlights — continued

	Missouri Fund — Class I

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018		2017	2016	2015

Net asset value — Beginning of period	$9.680		$9.280	$9.520		$9.840	$9.490	$9.620

Income (Loss) From Operations

Net investment income(1)	$0.139		$0.305	$0.328		$0.352	$0.364	$0.367

Net realized and unrealized gain (loss)	0.116		0.401	(0.240)		(0.322)	0.348	(0.134)

Total income from operations	$0.255		$0.706	$0.088		$0.030	$0.712	$0.233

Less Distributions

From net investment income	$(0.145)		$(0.306)	$(0.328)		$(0.350)	$(0.362)	$(0.363)

Total distributions	$(0.145)		$(0.306)	$(0.328)		$(0.350)	$(0.362)	$(0.363)

Net asset value — End of period	$9.790		$9.680	$9.280		$9.520	$9.840	$9.490

Total Return(2)	2.67	%(3)	7.78%	0.97%		0.38%	7.64%	2.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$18,394		$14,770	$10,616		$8,070	$4,732	$2,957

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.50	%(5)	0.50%	0.50%		0.51%	0.50%	0.50%

Interest and fee expense(6)	—		—	0.00	%(7)	0.02%	0.01%	0.01%

Total expenses(4)	0.50	%(5)	0.50%	0.50%		0.53%	0.51%	0.51%

Net investment income	2.91	%(5)	3.26%	3.52%		3.71%	3.76%	3.82%

Portfolio Turnover	9	%(3)		35%		12%	10%	7%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

(7)	Amount is less than 0.005%.

50	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Financial Highlights — continued

	North Carolina Fund — Class A

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.190		$8.810	$9.110	$9.410	$9.120	$9.180

Income (Loss) From Operations

Net investment income(1)	$0.107		$0.242	$0.276	$0.289	$0.305	$0.323

Net realized and unrealized gain (loss)	0.135		0.379	(0.301)	(0.300)	0.289	(0.061)

Total income (loss) from operations	$0.242		$0.621	$(0.025)	$(0.011)	$0.594	$0.262

Less Distributions

From net investment income	$(0.112)		$(0.241)	$(0.275)	$(0.289)	$(0.304)	$(0.322)

Total distributions	$(0.112)		$(0.241)	$(0.275)	$(0.289)	$(0.304)	$(0.322)

Net asset value — End of period	$9.320		$9.190	$8.810	$9.110	$9.410	$9.120

Total Return(2)	2.66	%(3)	7.19%	(0.25)%	(0.06)%	6.61%	2.88%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$62,168		$62,294	$63,964	$75,159	$83,512	$78,397

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.68	%(5)	0.70%	0.70%	0.71%	0.70%	0.71%

Interest and fee expense(6)	—		0.04%	0.10%	0.09%	0.07%	0.02%

Total expenses(4)	0.68	%(5)	0.74%	0.80%	0.80%	0.77%	0.73%

Net investment income	2.36	%(5)	2.73%	3.10%	3.19%	3.28%	3.50%

Portfolio Turnover	6	%(3)	37%	16%	27%	8%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

51	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Financial Highlights — continued

	North Carolina Fund — Class C

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.880		$9.480	$9.800	$10.120	$9.810	$9.870

Income (Loss) From Operations

Net investment income(1)	$0.079		$0.191	$0.225	$0.238	$0.252	$0.273

Net realized and unrealized gain (loss)	0.145		0.397	(0.321)	(0.321)	0.310	(0.061)

Total income (loss) from operations	$0.224		$0.588	$(0.096)	$(0.083)	$0.562	$0.212

Less Distributions

From net investment income	$(0.084)		$(0.188)	$(0.224)	$(0.237)	$(0.252)	$(0.272)

Total distributions	$(0.084)		$(0.188)	$(0.224)	$(0.237)	$(0.252)	$(0.272)

Net asset value — End of period	$10.020		$9.880	$9.480	$9.800	$10.120	$9.810

Total Return(2)	2.28	%(3)	6.30%	(0.97)%	(0.78)%	5.80%	2.16%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14,120		$13,809	$17,235	$18,486	$20,927	$17,180

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.43	%(5)	1.45%	1.45%	1.46%	1.45%	1.46%

Interest and fee expense(6)	—		0.04%	0.10%	0.09%	0.07%	0.02%

Total expenses(4)	1.43	%(5)	1.49%	1.55%	1.55%	1.52%	1.48%

Net investment income	1.61	%(5)	2.00%	2.35%	2.43%	2.52%	2.75%

Portfolio Turnover	6	%(3)	37%	16%	27%	8%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

52	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Financial Highlights — continued

	North Carolina Fund — Class I

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.210		$8.840	$9.130	$9.430	$9.140	$9.200

Income (Loss) From Operations

Net investment income(1)	$0.116		$0.257	$0.294	$0.307	$0.321	$0.341

Net realized and unrealized gain (loss)	0.135		0.373	(0.290)	(0.300)	0.292	(0.059)

Total income from operations	$0.251		$0.630	$0.004	$0.007	$0.613	$0.282

Less Distributions

From net investment income	$(0.121)		$(0.260)	$(0.294)	$(0.307)	$(0.323)	$(0.342)

Total distributions	$(0.121)		$(0.260)	$(0.294)	$(0.307)	$(0.323)	$(0.342)

Net asset value — End of period	$9.340		$9.210	$8.840	$9.130	$9.430	$9.140

Total Return(2)	2.76	%(3)	7.27%	0.06%	0.15%	6.82%	3.09%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$63,566		$54,578	$37,475	$38,642	$32,976	$20,694

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.48	%(5)	0.49%	0.50%	0.51%	0.50%	0.51%

Interest and fee expense(6)	—		0.04%	0.10%	0.09%	0.07%	0.02%

Total expenses(4)	0.48	%(5)	0.53%	0.60%	0.60%	0.57%	0.53%

Net investment income	2.56	%(5)	2.88%	3.30%	3.38%	3.45%	3.70%

Portfolio Turnover	6	%(3)	37%	16%	27%	8%	2%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

53	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Financial Highlights — continued

	Oregon Fund — Class A

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$8.830		$8.440	$8.710	$8.990	$8.630	$8.760

Income (Loss) From Operations

Net investment income(1)	$0.111		$0.255	$0.304	$0.310	$0.320	$0.331

Net realized and unrealized gain (loss)	0.105		0.390	(0.271)	(0.282)	0.357	(0.133)

Total income from operations	$0.216		$0.645	$0.033	$0.028	$0.677	$0.198

Less Distributions

From net investment income	$(0.116)		$(0.255)	$(0.303)	$(0.308)	$(0.317)	$(0.328)

Total distributions	$(0.116)		$(0.255)	$(0.303)	$(0.308)	$(0.317)	$(0.328)

Net asset value — End of period	$8.930		$8.830	$8.440	$8.710	$8.990	$8.630

Total Return(2)	2.47	%(3)	7.80%	0.42%	0.38%	7.98%	2.28%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$81,156		$82,490	$73,750	$78,931	$89,845	$87,948

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.67	%(5)	0.70%	0.71%	0.70%	0.70%	0.70%

Interest and fee expense(6)	—		0.07%	0.11%	0.08%	0.05%	0.04%

Total expenses(4)	0.67	%(5)	0.77%	0.82%	0.78%	0.75%	0.74%

Net investment income	2.56	%(5)	2.99%	3.58%	3.56%	3.63%	3.79%

Portfolio Turnover	2	%(3)	36%	23%	7%	8%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

54	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Financial Highlights — continued

	Oregon Fund — Class C

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.660		$9.250	$9.540	$9.840	$9.450	$9.590

Income (Loss) From Operations

Net investment income(1)	$0.086		$0.210	$0.264	$0.268	$0.278	$0.291

Net realized and unrealized gain (loss)	0.125		0.409	(0.292)	(0.302)	0.387	(0.143)

Total income (loss) from operations	$0.211		$0.619	$(0.028)	$(0.034)	$0.665	$0.148

Less Distributions

From net investment income	$(0.091)		$(0.209)	$(0.262)	$(0.266)	$(0.275)	$(0.288)

Total distributions	$(0.091)		$(0.209)	$(0.262)	$(0.266)	$(0.275)	$(0.288)

Net asset value — End of period	$9.780		$9.660	$9.250	$9.540	$9.840	$9.450

Total Return(2)	2.20	%(3)	6.80%	(0.27)%	(0.30)%	7.13%	1.54%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10,946		$10,332	$10,338	$12,342	$14,817	$13,815

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.42	%(5)	1.45%	1.46%	1.45%	1.45%	1.45%

Interest and fee expense(6)	—		0.07%	0.11%	0.08%	0.05%	0.04%

Total expenses(4)	1.42	%(5)	1.52%	1.57%	1.53%	1.50%	1.49%

Net investment income	1.80	%(5)	2.26%	2.84%	2.81%	2.88%	3.04%

Portfolio Turnover	2	%(3)	36%	23%	7%	8%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

55	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Financial Highlights — continued

	Oregon Fund — Class I

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$8.820		$8.440	$8.700	$8.980	$8.620	$8.750

Income (Loss) From Operations

Net investment income(1)	$0.120		$0.267	$0.321	$0.326	$0.336	$0.347

Net realized and unrealized gain (loss)	0.104		0.385	(0.261)	(0.281)	0.358	(0.131)

Total income from operations	$0.224		$0.652	$0.060	$0.045	$0.694	$0.216

Less Distributions

From net investment income	$(0.124)		$(0.272)	$(0.320)	$(0.325)	$(0.334)	$(0.346)

Total distributions	$(0.124)		$(0.272)	$(0.320)	$(0.325)	$(0.334)	$(0.346)

Net asset value — End of period	$8.920		$8.820	$8.440	$8.700	$8.980	$8.620

Total Return(2)	2.57	%(3)	7.89%	0.74%	0.58%	8.20%	2.48%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$48,603		$41,343	$23,088	$26,267	$16,426	$13,867

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.47	%(5)	0.49%	0.51%	0.50%	0.50%	0.50%

Interest and fee expense(6)	—		0.07%	0.11%	0.08%	0.05%	0.04%

Total expenses(4)	0.47	%(5)	0.56%	0.62%	0.58%	0.55%	0.54%

Net investment income	2.75	%(5)	3.13%	3.78%	3.75%	3.81%	3.97%

Portfolio Turnover	2	%(3)	36%	23%	7%	8%	4%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

56	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Financial Highlights — continued

	South Carolina Fund — Class A

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.390		$9.080	$9.330	$9.610	$9.190	$9.290

Income (Loss) From Operations

Net investment income(1)	$0.110		$0.254	$0.283	$0.286	$0.319	$0.337

Net realized and unrealized gain (loss)	0.096		0.318	(0.251)	(0.282)	0.418	(0.103)

Total income from operations	$0.206		$0.572	$0.032	$0.004	$0.737	$0.234

Less Distributions

From net investment income	$(0.116)		$(0.262)	$(0.282)	$(0.284)	$(0.317)	$(0.334)

Total distributions	$(0.116)		$(0.262)	$(0.282)	$(0.284)	$(0.317)	$(0.334)

Net asset value — End of period	$9.480		$9.390	$9.080	$9.330	$9.610	$9.190

Total Return(2)	2.21	%(3)	6.41%	0.38%	0.11%	8.14%	2.52%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$76,635		$72,517	$66,077	$67,869	$72,052	$72,162

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.66	%(5)	0.69%	0.68%	0.69%	0.69%	0.70%

Interest and fee expense(6)	0.04	%(5)	0.06%	0.13%	0.09%	0.04%	0.01%

Total expenses(4)	0.70	%(5)	0.75%	0.81%	0.78%	0.73%	0.71%

Net investment income	2.38	%(5)	2.78%	3.11%	3.08%	3.38%	3.61%

Portfolio Turnover	7	%(3)	19%	4%	10%	6%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

57	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Financial Highlights — continued

	South Carolina Fund — Class C

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.960		$9.640	$9.900	$10.190	$9.750	$9.860

Income (Loss) From Operations

Net investment income(1)	$0.080		$0.198	$0.228	$0.230	$0.262	$0.283

Net realized and unrealized gain (loss)	0.096		0.327	(0.262)	(0.292)	0.439	(0.113)

Total income (loss) from operations	$0.176		$0.525	$(0.034)	$(0.062)	$0.701	$0.170

Less Distributions

From net investment income	$(0.086)		$(0.205)	$(0.226)	$(0.228)	$(0.261)	$(0.280)

Total distributions	$(0.086)		$(0.205)	$(0.226)	$(0.228)	$(0.261)	$(0.280)

Net asset value — End of period	$10.050		$9.960	$9.640	$9.900	$10.190	$9.750

Total Return(2)	1.78	%(3)	5.53%	(0.32)%	(0.57)%	7.27%	1.72%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$18,292		$17,750	$24,055	$28,743	$28,739	$25,178

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.41	%(5)	1.44%	1.44%	1.44%	1.44%	1.45%

Interest and fee expense(6)	0.04	%(5)	0.06%	0.13%	0.09%	0.04%	0.01%

Total expenses(4)	1.45	%(5)	1.50%	1.57%	1.53%	1.48%	1.46%

Net investment income	1.62	%(5)	2.05%	2.36%	2.33%	2.62%	2.86%

Portfolio Turnover	7	%(3)	19%	4%	10%	6%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

58	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Financial Highlights — continued

	South Carolina Fund — Class I

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.400		$9.090	$9.340	$9.620	$9.200	$9.300

Income (Loss) From Operations

Net investment income(1)	$0.119		$0.272	$0.302	$0.305	$0.332	$0.355

Net realized and unrealized gain (loss)	0.086		0.318	(0.252)	(0.282)	0.424	(0.102)

Total income from operations	$0.205		$0.590	$0.050	$0.023	$0.756	$0.253

Less Distributions

From net investment income	$(0.125)		$(0.280)	$(0.300)	$(0.303)	$(0.336)	$(0.353)

Total distributions	$(0.125)		$(0.280)	$(0.300)	$(0.303)	$(0.336)	$(0.353)

Net asset value — End of period	$9.480		$9.400	$9.090	$9.340	$9.620	$9.200

Total Return(2)	2.20	%(3)	6.62%	0.58%	0.31%	8.35%	2.73%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,418		$41,726	$32,924	$35,161	$37,265	$18,690

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.46	%(5)	0.49%	0.49%	0.49%	0.49%	0.50%

Interest and fee expense(6)	0.04	%(5)	0.06%	0.13%	0.09%	0.04%	0.01%

Total expenses(4)	0.50	%(5)	0.55%	0.62%	0.58%	0.53%	0.51%

Net investment income	2.57	%(5)	2.97%	3.31%	3.28%	3.51%	3.81%

Portfolio Turnover	7	%(3)	19%	4%	10%	6%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

59	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Financial Highlights — continued

	Virginia Fund — Class A

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$8.030		$7.710	$8.010	$8.240	$7.970	$8.140

Income (Loss) From Operations

Net investment income(1)	$0.101		$0.232	$0.260	$0.279	$0.301	$0.313

Net realized and unrealized gain (loss)	0.094		0.317	(0.280)	(0.229)	0.268	(0.177)

Total income (loss) from operations	$0.195		$0.549	$(0.020)	$0.050	$0.569	$0.136

Less Distributions

From net investment income	$(0.105)		$(0.229)	$(0.280)	$(0.280)	$(0.299)	$(0.306)

Total distributions	$(0.105)		$(0.229)	$(0.280)	$(0.280)	$(0.299)	$(0.306)

Net asset value — End of period	$8.120		$8.030	$7.710	$8.010	$8.240	$7.970

Total Return(2)	2.46	%(3)	7.26%	(0.21)%	0.66%	7.26%	1.68%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,011		$49,860	$48,335	$55,714	$59,460	$58,637

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.69	%(5)	0.71%	0.72%	0.70%	0.71%	0.73%

Interest and fee expense(6)	0.09	%(5)	0.11%	0.09%	0.06%	0.05%	0.03%

Total expenses(4)	0.78	%(5)	0.82%	0.81%	0.76%	0.76%	0.76%

Net investment income	2.56	%(5)	2.98%	3.34%	3.49%	3.71%	3.87%

Portfolio Turnover	6	%(3)	22%	8%	7%	13%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

60	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Financial Highlights — continued

	Virginia Fund — Class C

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$8.900		$8.540	$8.870	$9.130	$8.830	$9.010

Income (Loss) From Operations

Net investment income(1)	$0.079		$0.193	$0.224	$0.243	$0.267	$0.280

Net realized and unrealized gain (loss)	0.105		0.356	(0.310)	(0.259)	0.297	(0.189)

Total income (loss) from operations	$0.184		$0.549	$(0.086)	$(0.016)	$0.564	$0.091

Less Distributions

From net investment income	$(0.084)		$(0.189)	$(0.244)	$(0.244)	$(0.264)	$(0.271)

Total distributions	$(0.084)		$(0.189)	$(0.244)	$(0.244)	$(0.264)	$(0.271)

Net asset value — End of period	$9.000		$8.900	$8.540	$8.870	$9.130	$8.830

Total Return(2)	2.08	%(3)	6.53%	(0.95)%	(0.13)%	6.47%	1.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,250		$4,114	$4,819	$6,220	$6,044	$6,424

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	1.44	%(5)	1.46%	1.47%	1.45%	1.46%	1.48%

Interest and fee expense(6)	0.09	%(5)	0.11%	0.09%	0.06%	0.05%	0.03%

Total expenses(4)	1.53	%(5)	1.57%	1.56%	1.51%	1.51%	1.51%

Net investment income	1.80	%(5)	2.24%	2.60%	2.75%	2.97%	3.12%

Portfolio Turnover	6	%(3)	22%	8%	7%	13%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

61	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Financial Highlights — continued

	Virginia Fund — Class I

	Six Months Ended February 29, 2020 (Unaudited)		Year Ended August 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$8.050		$7.730	$8.030	$8.260	$7.990	$8.160

Income (Loss) From Operations

Net investment income(1)	$0.110		$0.247	$0.276	$0.296	$0.318	$0.330

Net realized and unrealized gain (loss)	0.094		0.318	(0.277)	(0.230)	0.268	(0.177)

Total income (loss) from operations	$0.204		$0.565	$(0.001)	$0.066	$0.586	$0.153

Less Distributions

From net investment income	$(0.114)		$(0.245)	$(0.299)	$(0.296)	$(0.316)	$(0.323)

Total distributions	$(0.114)		$(0.245)	$(0.299)	$(0.296)	$(0.316)	$(0.323)

Net asset value — End of period	$8.140		$8.050	$7.730	$8.030	$8.260	$7.990

Total Return(2)	2.56	%(3)	7.46%	0.03%	0.87%	7.47%	1.89%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$17,751		$16,767	$12,777	$18,883	$15,928	$14,672

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(4)	0.49	%(5)	0.50%	0.52%	0.50%	0.51%	0.53%

Interest and fee expense(6)	0.09	%(5)	0.11%	0.09%	0.06%	0.05%	0.03%

Total expenses(4)	0.58	%(5)	0.61%	0.61%	0.56%	0.56%	0.56%

Net investment income	2.76	%(5)	3.16%	3.54%	3.69%	3.90%	4.07%

Portfolio Turnover	6	%(3)	22%	8%	7%	13%	6%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).

62	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

February 29, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of eighteen funds, seven of which, each non-diversified, are included in these financial statements. They include Eaton Vance Georgia Municipal Income Fund (Georgia Fund), Eaton Vance Maryland Municipal Income Fund (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (South Carolina Fund) and Eaton Vance Virginia Municipal Income Fund (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

As of February 29, 2020, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

63

Eaton Vance

Municipal Income Funds

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at February 29, 2020. Interest expense related to a Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At February 29, 2020, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	South Carolina Fund	Virginia Fund

Floating Rate Notes Outstanding	$3,114,973	$3,334,441

Interest Rate or Range of Interest Rates (%)	1.20	1.18

Collateral for Floating Rate Notes Outstanding	$4,451,948	$5,418,000

For the six months ended February 29, 2020, the Funds’ average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were as follows:

	South Carolina Fund	Virginia Fund

Average Floating Rate Notes Outstanding	$3,100,000	$3,330,000

Average Interest Rate	1.85%	1.89%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of February 29, 2020.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

64

Eaton Vance

Municipal Income Funds

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to February 29, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At August 31, 2019, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Deferred capital losses:

Short-term	$1,904,962	$878,835	$1,088,035	$3,866,607

Long-term	$1,447,505	$1,923,172	$—	$2,290,927

		Oregon Fund	South Carolina Fund	Virginia Fund

Deferred capital losses:

Short-term		$5,201,488	$6,312,517	$2,875,572

Long-term		$6,479,884	$—	$2,989,326

65

Eaton Vance

Municipal Income Funds

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at February 29, 2020, as determined on a federal income tax basis, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Aggregate cost	$85,964,989	$62,837,336	$67,272,791	$128,294,499

Gross unrealized appreciation	$7,437,333	$4,995,221	$6,910,675	$11,367,005

Gross unrealized depreciation	(953)	—	—	—

Net unrealized appreciation	$7,436,380	$4,995,221	$6,910,675	$11,367,005

		Oregon Fund	South Carolina Fund	Virginia Fund

Aggregate cost		$128,332,714	$131,865,330	$66,195,654

Gross unrealized appreciation		$12,058,602	$9,793,608	$6,602,684

Gross unrealized depreciation		—	—	—

Net unrealized appreciation		$12,058,602	$9,793,608	$6,602,684

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%

$20 million up to $40 million	0.20	2.00

$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced.

For the six months ended February 29, 2020, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Investment Adviser Fee	$137,024	$88,428	$107,679	$220,718

Effective Annual Rate	0.30%	0.27%	0.29%	0.33%

		Oregon Fund	South Carolina Fund	Virginia Fund

Investment Adviser Fee		$227,391	$227,924	$98,997

Effective Annual Rate		0.34%	0.33%	0.28%

66

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Municipal Income Funds

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

EVM serves as the administrator of each Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the six months ended February 29, 2020 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

EVM’s Sub-Transfer Agent Fees	$1,828	$3,035	$3,090	$7,245

EVD’s Class A Sales Charges	$9,006	$2,341	$6,718	$3,909

		Oregon Fund	South Carolina Fund	Virginia Fund

EVM’s Sub-Transfer Agent Fees		$3,120	$1,458	$4,540

EVD’s Class A Sales Charges		$12,388	$7,095	$2,592

Trustees and officers of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended February 29, 2020 for Class A shares amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A Distribution and Service Fees	$42,680	$37,642	$49,125	$61,038

		Oregon Fund	South Carolina Fund	Virginia Fund

Class A Distribution and Service Fees		$80,867	$72,309	$48,659

Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the respective Funds. For the six months ended February 29, 2020, the Funds paid or accrued to EVD the following distribution fees:
	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class C Distribution Fees	$21,943	$39,364	$28,893	$51,584

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Notes to Financial Statements (Unaudited) — continued

	Oregon Fund	South Carolina Fund	Virginia Fund

Class C Distribution Fees	$39,589	$64,519	$15,894

The Class C Plan also authorizes each Fund to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 29, 2020 amounted to the following:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class C Service Fees	$5,851	$10,497	$7,705	$13,756

		Oregon Fund	South Carolina Fund	Virginia Fund

Class C Service Fees		$10,557	$17,205	$4,238

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended February 29, 2020, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Class A	$—	$—	$—	$—

Class C	$—	$200	$—	$—

		Oregon Fund	South Carolina Fund	Virginia Fund

Class A		$—	$—	$—

Class C		$—	$100	$1,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended February 29, 2020 were as follows:

	Georgia Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Purchases	$10,996,111	$10,623,538	$9,032,835	$17,526,524

Sales	$3,895,000	$5,500,000	$6,946,674	$8,130,000

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Notes to Financial Statements (Unaudited) — continued

	Oregon Fund	South Carolina Fund	Virginia Fund

Purchases	$8,622,774	$24,384,503	$7,137,024

Sales	$2,865,000	$10,291,698	$4,650,000

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Georgia Fund
	Six Months Ended February 29, 2020 (Unaudited)
	Class A	Class C	Class I

Sales	337,721	89,415	758,751

Issued to shareholders electing to receive payments of distributions in Fund shares	48,424	4,316	35,005

Redemptions	(210,720)	(49,356)	(591,025)

Converted from Class C shares	14,281	—	—

Converted to Class A shares	—	(13,353)	—

Net increase	189,706	31,022	202,731

	Year Ended August 31, 2019
	Class A	Class C	Class I

Sales	929,894	132,015	1,832,633

Issued to shareholders electing to receive payments of distributions in Fund shares	102,142	11,010	63,247

Redemptions	(645,614)	(200,301)	(922,988)

Converted from Class C shares	103,880	—	—

Converted to Class A shares	—	(97,141)	—

Net increase (decrease)	490,302	(154,417)	972,892

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Municipal Income Funds

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

Maryland Fund
	Six Months Ended February 29, 2020 (Unaudited)
	Class A	Class C	Class I

Sales	133,819	56,293	654,705

Issued to shareholders electing to receive payments of distributions in Fund shares	34,909	6,424	20,281

Redemptions	(168,113)	(19,929)	(149,554)

Converted from Class C shares	40,826	—	—

Converted to Class A shares	—	(37,436)	—

Net increase	41,441	5,352	525,432

	Year Ended August 31, 2019
	Class A	Class C	Class I

Sales	498,843	94,483	965,854

Issued to shareholders electing to receive payments of distributions in Fund shares	80,654	17,790	27,545

Redemptions	(775,202)	(175,644)	(293,901)

Converted from Class C shares	263,947	—	—

Converted to Class A shares	—	(241,872)	—

Net increase (decrease)	68,242	(305,243)	699,498

Missouri Fund
	Six Months Ended February 29, 2020 (Unaudited)
	Class A	Class C	Class I

Sales	299,838	86,829	626,850

Issued to shareholders electing to receive payments of distributions in Fund shares	67,637	5,929	22,553

Redemptions	(423,408)	(22,197)	(296,262)

Converted from Class C shares	32,807	—	—

Converted to Class A shares	—	(29,728)	—

Net increase (decrease)	(23,126)	40,833	353,141

	Year Ended August 31, 2019
	Class A	Class C	Class I

Sales	488,627	140,673	758,496

Issued to shareholders electing to receive payments of distributions in Fund shares	146,523	13,930	38,422

Redemptions	(716,658)	(106,910)	(415,021)

Converted from Class C shares	142,412	—	—

Converted to Class A shares	—	(128,948)	—

Net increase (decrease)	60,904	(81,255)	381,897

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Municipal Income Funds

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

North Carolina Fund
	Six Months Ended February 29, 2020 (Unaudited)
	Class A	Class C	Class I

Sales	345,134	101,450	1,301,065

Issued to shareholders electing to receive payments of distributions in Fund shares	74,508	10,704	47,634

Redemptions	(563,110)	(66,279)	(467,957)

Converted from Class C shares	36,575	—	—

Converted to Class A shares	—	(34,006)	—

Net increase (decrease)	(106,893)	11,869	880,742

	Year Ended August 31, 2019
	Class A	Class C	Class I

Sales	641,235	252,116	3,068,792

Issued to shareholders electing to receive payments of distributions in Fund shares	169,278	27,669	82,446

Redemptions	(1,491,304)	(514,380)	(1,469,249)

Converted from Class C shares	200,869	—	—

Converted to Class A shares	—	(186,621)	—

Net increase (decrease)	(479,922)	(421,216)	1,681,989

Oregon Fund
	Six Months Ended February 29, 2020 (Unaudited)
	Class A	Class C	Class I

Sales	537,985	178,153	1,243,660

Issued to shareholders electing to receive payments of distributions in Fund shares	113,676	9,694	60,202

Redemptions	(929,920)	(118,409)	(543,873)

Converted from Class C shares	20,846	—	—

Converted to Class A shares	—	(19,035)	—

Net increase (decrease)	(257,413)	50,403	759,989

	Year Ended August 31, 2019
	Class A	Class C	Class I

Sales	1,707,027	392,057	2,738,806

Issued to shareholders electing to receive payments of distributions in Fund shares	250,164	22,370	90,547

Redemptions	(1,577,403)	(251,101)	(877,668)

Converted from Class C shares	232,468	—	—

Converted to Class A shares	—	(212,165)	—

Net increase (decrease)	612,256	(48,839)	1,951,685

71

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Municipal Income Funds

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

South Carolina Fund
	Six Months Ended February 29, 2020 (Unaudited)
	Class A	Class C	Class I

Sales	819,618	227,481	1,203,460

Issued to shareholders electing to receive payments of distributions in Fund shares	89,113	11,688	53,828

Redemptions	(615,821)	(132,426)	(380,118)

Converted from Class C shares	72,804	—	—

Converted to Class A shares	—	(68,644)	—

Net increase	365,714	38,099	877,170

	Year Ended August 31, 2019
	Class A	Class C	Class I

Sales	839,548	221,606	1,732,557

Issued to shareholders electing to receive payments of distributions in Fund shares	197,982	38,836	90,669

Redemptions	(1,020,793)	(568,201)	(1,005,103)

Converted from Class C shares	431,332	—	—

Converted to Class A shares	—	(406,582)	—

Net increase (decrease)	448,069	(714,341)	818,123

Virginia Fund
	Six Months Ended February 29, 2020 (Unaudited)
	Class A	Class C	Class I

Sales	287,962	88,181	436,343

Issued to shareholders electing to receive payments of distributions in Fund shares	64,800	4,223	25,854

Redemptions	(447,307)	(41,776)	(364,199)

Converted from Class C shares	45,064	—	—

Converted to Class A shares	—	(40,662)	—

Net increase (decrease)	(49,481)	9,966	97,998

	Year Ended August 31, 2019
	Class A	Class C	Class I

Sales	367,212	187,641	827,773

Issued to shareholders electing to receive payments of distributions in Fund shares	148,197	10,382	48,676

Redemptions	(789,529)	(105,543)	(446,197)

Converted from Class C shares	215,060	—	—

Converted to Class A shares	—	(194,178)	—

Net increase (decrease)	(59,060)	(101,698)	430,252

8  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by

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Municipal Income Funds

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended February 29, 2020.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2020, the hierarchy of inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Georgia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$93,401,369	$—	$93,401,369

Total Investments	$—	$93,401,369	$—	$93,401,369

Maryland Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$67,832,557	$—	$67,832,557

Total Investments	$—	$67,832,557	$—	$67,832,557

Missouri Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$74,152,528	$—	$74,152,528

Taxable Municipal Securities	—	30,938	—	30,938

Total Investments	$—	$74,183,466	$—	$74,183,466

North Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$139,117,184	$—	$139,117,184

Corporate Bonds & Notes	—	544,320	—	544,320

Total Investments	$—	$139,661,504	$—	$139,661,504

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Municipal Income Funds

February 29, 2020

Notes to Financial Statements (Unaudited) — continued

Oregon Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$140,391,316	$—	$140,391,316

Total Investments	$—	$140,391,316	$—	$140,391,316

South Carolina Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$144,773,911	$—	$144,773,911

Total Investments	$—	$144,773,911	$—	$144,773,911

Virginia Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$76,132,779	$—	$76,132,779

Total Investments	$—	$76,132,779	$—	$76,132,779

10  Subsequent Event

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has continued to spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, and in March 2020, a declaration of a national emergency in the United States. The near-term impact of this coronavirus has resulted in substantial market volatility. The ultimate economic and market impact of this coronavirus cannot be reliably estimated as of April 17, 2020, the date these financial statements were issued.

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Municipal Income Funds

February 29, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

75

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

76

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7712    2.29.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield President

Date:	April 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 23, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 23, 2020